UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08846

Tributary Funds, Inc.
(Exact name of registrant as specified in charter)

Tributary Capital Management, LLC 1620 Dodge Street Omaha, Nebraska			68197
(Address of principal executive offices)			(Zip code)

Daniel W. Koors Jackson Fund Services 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 662-4203

Date of fiscal year end:	March 31

Date of reporting period:	April 1, 2012 – September 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

Tributary Funds®

Semi-Annual Report

September 30, 2012

Tributary Short-Intermediate Bond Fund

Institutional Class:  FOSIX

Institutional Plus Class:  FOSPX

Tributary Income Fund

Institutional Class:  FOINX

Institutional Plus Class:  FOIPX

Tributary Balanced Fund

Institutional Class:  FOBAX

Institutional Plus Class:  FOBPX

Tributary Core Equity Fund

Institutional Class:  FOEQX

Institutional Plus Class:  FOEPX

Tributary Large Cap Growth Fund

Institutional Class:  FOLCX

Insitutional Plus Class:  FOLPX

Tributary Growth Opportunities Fund

Institutional Class:  FOGRX

Institutional Plus Class:  FOGPX

Tributary Small Company Fund

Institutional Class:  FOSCX

Institutional Plus Class:  FOSBX

Notice to Investors

Shares of Tributary Funds:

• ARE NOT FDIC INSURED   • MAY LOSE VALUE   • HAVE NO BANK GUARANTEE

Investors should carefully consider the investment objectives, risks, charges and expenses of the Tributary Funds. Mutual funds involve risk including loss of principal. This and other important information about the Tributary Funds is contained in the prospectus, which can be obtained by calling 1-800-662-4203 or by visiting www.tributaryfunds.com. The prospectus should be read carefully before investing. The Tributary Funds are distributed by Northern Lights Distributors, LLC member FINRA. Northern Lights and the Tributary Funds’ investment adviser are not affiliated.

Dear Shareholder:

I am pleased to announce that Tributary was represented once again in the 2012 U.S. News and World Report ranking of best funds to own for the long-run.  This marks the second year in a row that the Balanced Fund earned this recognition.  In 2011, the Growth Opportunities Fund, the Balanced Fund and the Small Company Fund were all nominated in their respective categories.  This recognition reflects our philosophy of patiently investing in high quality companies that have an ability to grow their value over time, while at the same time avoiding as many of the dangers as we can inherent in investing in stocks and bonds.

The world continues to be a challenging place to invest, awash in easy money fueled by a frenzy of government debt, the likes of which this country has not seen since the end of World War II.  Although we have seen a modest improvement in unemployment in the U.S., it is not nearly robust enough to have a significant impact on our ability to re-employ the unemployed and increase tax revenue.  We seem to be at a stalemate as the ideologues from both parties argue about how to close the gap.  Although the stock markets have been surprisingly robust this year, there seems to be little correlation between company fundamentals and stock prices, and much more focus on Federal Policy (QE1, QE2 and QE3) and global macro-economic issues.  This has driven many investors to pursue return chasing passive strategies to try to “play” the volatility in markets, continue to pile into fixed income investments, or simply sit on their hands and do nothing.  In my view, all of these strategies are somewhat disconcerting.  Much as I heard in the late 1990’s, I am hearing again the very dangerous phrase that seems to recirculate every decade or so, usually driven by the youngest and brightest new players in this business. “It’s different this time.  Fundamentals don’t matter anymore.  Rapid trading, hedge funds and market timing are the future.  Buy and hold is a thing of the past.”

I have to admit, as a young stockbroker in the early and middle part of the 1980’s, I too was a believer in this mantra.  I remember cold calling people that had seen and experienced the great depression, and wondering why it was so difficult to get these people to take a little risk and buy a stock.  Then Black Monday (October 19, 1987) came along and changed my perspective forever.  Although it didn’t feel like it at the time, Black Monday wound up being a very severe yet relatively short-lived market correction, followed by another 12 years of increasing stock prices along the way.  The next great “it’s different this time” came along in the middle to late 1990’s when the internet and dotcom stocks were all the rage.  These stocks sold at valuations that by any traditional measures were extreme, but a whole new cottage industry sprang up to validate and justify these ridiculous valuations, and many rode this great wave, until March 5, 2000.  Then gravitational forces (valuation) once again took hold, and the “it’s different this time” crowd saw their world fall apart.  Fast forward a couple of years and the easy monetary policy fueled by the U.S. Federal Reserve sparked massive speculation in the housing market which drove financiers  to create exotic instruments to package and sell mortgages to investors, so banks could continue to make new mortgages to continue to feed the boom in housing.  We all thought the price of our homes would never decrease in value.  It was different this time!

My goal with this exercise is not to depress you, actually quite the opposite.  The conventional wisdom today seems to be that buy and hold investing in great companies that have the ability to increase their value over time is dead, that fundamentals no longer matter, i.e., “it’s different this time”.  As an investment manager with more than a century of cumulative experience in our senior ranks, we have seen these fads come and go.  As stewards of your assets, we are not interested in investing based on fads or whims.  Fundamentals do matter.  They always have and they always will.  And it’s never different this time.

Best regards,

Stephen R. Frantz
President
sfrantz@tributarycapital.com

Comments are provided as a general market overview and should not be considered investment advice or predictive of any future market performance.

PORTFOLIO COMPOSITION*

September 30, 2012 (Unaudited)

Short-Intermediate Bond Fund	Percentage of Total Investments

Corporate Bonds	37.5%
Mortgage Related	30.3%
U.S. Treasury Securities	18.2%
U.S. Government Mortgage-Backed Securities	7.8%
Municipals	3.5%
Short Term Investments	1.5%
Agencies	0.5%
Other	0.7%
100.0%

Income Fund	Percentage of Total Investments

Mortgage Related	26.9%
U.S. Government Mortgage-Backed Securities	24.2%
Corporate Bonds	23.1%
U.S. Treasury Securities	17.7%
Municipals	2.7%
Short Term Investments	2.1%
Investment Companies	1.9%
Exchange Traded Funds	0.7%
Other	0.7%
100.0%

Balanced Fund	Percentage of Total Investments

Financials	14.0%
Information Technology	12.6%
Government Securities	11.5%
Health Care	9.7%
Consumer Discretionary	9.7%
Consumer Staples	9.1%
Industrials	8.6%
Energy	7.5%
Utilities	6.0%
Short Term Investments	5.2%
Telecommunication Services	3.1%
Materials	3.0%
100.0%

Core Equity Fund	Percentage of Total Investments

Information Technology	19.6%
Financials	15.3%
Consumer Staples	12.1%
Health Care	11.5%
Energy	11.0%
Industrials	10.2%
Consumer Discretionary	9.5%
Short Term Investments	4.8%
Materials	3.3%
Utilities	2.7%
100.0%

Large Cap Growth Fund	Percentage of Total Investments

Information Technology	28.5%
Consumer Discretionary	16.2%
Industrials	12.9%
Health Care	12.0%
Energy	11.7%
Consumer Staples	9.3%
Materials	4.6%
Financials	4.5%
Short Term Investments	0.3%
100.0%

* Portfolio composition is as of September 30, 2012 and is subject to change.

See accompanying Notes to Financial Statements.

Growth Opportunities Fund	Percentage of Total Investments

Information Technology	21.0%
Industrials	19.1%
Consumer Discretionary	16.8%
Financials	9.5%
Health Care	8.9%
Materials	7.0%
Energy	6.8%
Short Term Investments	5.8%
Consumer Staples	5.1%
100.0%

Small Company Fund	Percentage of Total Investments

Financials	20.6%
Information Technology	16.7%
Industrials	15.5%
Consumer Discretionary	14.1%
Health Care	9.5%
Energy	6.6%
Materials	6.2%
Utilities	4.2%
Short Term Investments	3.8%
Consumer Staples	2.8%
100.0%

* Portfolio composition is as of September 30, 2012 and is subject to change.

See accompanying Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2012 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset-Backed Securities - 30.2%
$280,874	Bayview Financial Acquisition Trust REMIC, 6.21%, 05/28/37 (a)	$284,353
386,519	Bear Stearns Asset Backed Securities Trust REMIC, 0.62%, 10/25/34 (a)	379,487
174,732	Bear Stearns Asset Backed Securities Trust REMIC, 0.44%, 12/25/35 (a)	171,709
362,067	Bear Stearns Asset Backed Securities Trust REMIC, 0.44%, 02/25/36 (a)	356,636
682,966	Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.53%, 09/11/41	718,768
282,245	Chase Funding Mortgage Loan Asset-Backed Certificates REMIC, 4.60%, 01/25/15	284,923
524,825	Chase Funding Mortgage Loan Asset-Backed Certificates REMIC, 4.27%, 06/25/15	528,712
338,177	Chase Funding Mortgage Loan Asset-Backed Certificates REMIC, 4.40%, 02/25/30	339,806
403,557	Chase Mortgage Finance Corp. REMIC, 5.50%, 05/25/35	422,403
325,098	Citicorp Mortgage Securities Inc. REMIC, 5.50%, 04/25/35	329,511
479,184	Citigroup Mortgage Loan Trust Inc. REMIC, 0.37%, 10/25/36 (a)	470,023
248,869	Citimortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	254,704
118,320	Countrywide Alternative Loan Trust REMIC, 5.42%, 08/25/36 (a)	120,769
582,546	Countrywide Asset-Backed Certificates REMIC, 4.46%, 10/25/35 (a)	585,311
214,642	Countrywide Asset-Backed Certificates REMIC, 0.46%, 04/25/36 (a)	212,626
503,523	Countrywide Asset-Backed Certificates REMIC, 0.40%, 07/25/36 (a)	446,810
260,219	Countrywide Asset-Backed Certificates REMIC, 0.57%, 08/25/47 (a)	257,235
163,126	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	165,567
367,966	Credit-Based Asset Servicing and Securitization LLC REMIC, 1.34%, 02/25/33 (a)	313,042
98,215	FBR Securitization Trust REMIC, 0.47%, 11/25/35 (a)	98,047
800,000	GS Mortgage Securities Corp., 3.65%, 03/10/44 (b)	867,306
63,231	Home Equity Asset Trust REMIC, 0.33%, 07/25/37 (a)	62,402
436,605	Irwin Home Equity Corp. REMIC, 1.31%, 11/25/28 (a)	412,185
895,000	Long Beach Mortgage Loan Trust REMIC, 1.12%, 10/25/34 (a)	767,624
450,000	Long Beach Mortgage Loan Trust REMIC, 0.71%, 04/25/35 (a)	443,234
219,780	MASTR Asset Securitization Trust REMIC, 5.25%, 11/25/35	222,759
300,000	Morgan Stanley Capital I REMIC, 3.22%, 07/15/49	324,807
641,622	Morgan Stanley Home Equity Loan Trust REMIC, 0.92%, 12/25/34 (a)	617,595
257,599	Nomura Asset Acceptance Corp. REMIC, 6.00%, 03/25/47 (a)	157,624
559,767	Option One Mortgage Loan Trust REMIC, 0.43%, 12/25/35 (a)	547,045
508,143	Origen Manufactured Housing, 5.91%, 01/15/35	548,355
501,057	Popular ABS Mortgage Pass-Through Trust REMIC, 4.61%, 05/25/35 (a)	509,955
89,308	Popular ABS Mortgage Pass-Through Trust REMIC, 4.62%, 05/25/35 (a)	90,011
564,453	Preferred Term Securities XXIV Ltd., 0.69%, 03/22/37 (a) (b) (c)	310,449
592,207	RAAC Trust REMIC, 0.39%, 08/25/36 (a)	592,107
428,021	RASC Trust REMIC, 3.77%, 01/25/32 (a)	432,853
403,184	Renaissance Home Equity Loan Trust REMIC, 4.50%, 08/25/35	389,242
309,249	Residential Accredit Loans Inc. REMIC, 5.50%, 01/25/34	318,621
108,386	Residential Accredit Loans Inc. REMIC, 6.00%, 10/25/34	110,313
290,329	Residential Accredit Loans Inc. REMIC, 5.50%, 02/25/35	279,136
292,735	Residential Asset Mortgage Products Inc. (insured by AMBAC Assurance Corp.) REMIC, 4.02%, 03/25/33	262,387
446,673	Residential Asset Securities Corp. REMIC, 5.96%, 09/25/31	434,252
418,238	Residential Asset Securities Corp. REMIC, 4.47%, 03/25/32	424,091
280,166	Residential Asset Securities Corp. REMIC, 3.87%, 05/25/33	273,364
277,775	Residential Asset Securities Corp. REMIC, 4.54%, 12/25/33	282,173
224,629	Residential Asset Securities Corp. REMIC, 0.41%, 03/25/36 (a)	222,784
625,825	SACO I Inc. REMIC, 0.78%, 11/25/35 (a)	601,545

See accompanying Notes to Financial Statements.

Principal Amount	Security Description	Value
$410,412	Springleaf Mortgage Loan Trust REMIC, 4.05%, 01/25/58 (a) (b)	$422,181
219,017	Structured Asset Securities Corp. REMIC, 4.79%, 03/25/35	219,491
172,537	Vanderbilt Mortgage & Finance, Inc. REMIC, 6.57%, 08/07/24	180,634
710,934	Wachovia Bank Commercial Mortgage Trust REMIC, 5.08%, 03/15/42 (a)	776,707
280,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	287,053
331,000	Wells Fargo Home Equity Trust REMIC, 0.60%, 12/25/35 (a)	319,799
285,893	Wells Fargo Home Equity Trust REMIC, 0.36%, 07/25/36 (a)	282,176
421,579	Wells Fargo Mortgage Backed Securities Trust REMIC, 5.00%, 02/25/19	431,065

Total Non-U.S. Government Agency Asset-Backed Securities (cost $19,730,793)		20,163,767

Corporate Bonds - 37.5%
Consumer Discretionary - 4.0%
300,000	Goodyear Tire & Rubber Co., 7.00%, 05/15/22	318,000
250,000	Hanesbrands Inc., 6.38%, 12/15/20	271,250
520,000	Maytag Corp., 5.00%, 05/15/15	538,557
375,000	Mohawk Industries Inc., 6.38%, 01/15/16	421,875
585,000	Newell Rubbermaid Inc., 5.50%, 04/15/13	598,997
440,000	Time Warner Cable Inc., 5.85%, 05/01/17	524,109
		2,672,788
Consumer Staples - 2.4%
423,000	Bottling Group LLC, 4.63%, 11/15/12	425,076
585,000	Church & Dwight Co. Inc., 3.35%, 12/15/15	618,531
548,000	Kellogg Co., 5.13%, 12/03/12	552,363
		1,595,970
Energy - 2.5%
615,000	ConocoPhillips, 4.60%, 01/15/15	671,317
460,000	Enterprise Products Operating LLC, 9.75%, 01/31/14	512,379
500,000	Occidental Petroleum Corp., 1.75%, 02/15/17	517,677
		1,701,373
Financials - 18.0%
580,000	ACE INA Holdings Inc., 5.60%, 05/15/15	650,045
710,000	American Express Bank FSB, 0.53%, 06/12/17 (a)	685,443
665,000	Bank of America Corp., 3.75%, 07/12/16	705,551
600,000	Berkshire Hathaway Finance Corp., 5.00%, 08/15/13	624,242
565,000	Caterpillar Financial Services Corp., 1.63%, 06/01/17	576,574
630,000	Citigroup Inc., 4.45%, 01/10/17	691,978
320,000	General Electric Capital Corp., 0.65%, 09/15/14 (a)	318,276
290,000	General Electric Capital Corp., 0.71%, 08/07/18 (a)	276,567
255,000	Genworth Financial Inc., 7.63%, 09/24/21	260,262
490,000	Hartford Financial Services Group Inc., 4.00%, 10/15/17	526,670
605,000	JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (d)	687,117
510,000	KeyBank NA, 4.95%, 09/15/15	557,366
660,000	Metropolitan Life Global Funding I, 1.70%, 06/29/15 (b)	673,204
670,000	Morgan Stanley, 3.80%, 04/29/16	692,338
640,000	Murray Street Investment Trust I, 4.65%, 03/09/17	687,278
650,000	PNC Funding Corp., 0.65%, 01/31/14 (a)	648,944
615,000	Pricoa Global Funding I, 5.45%, 06/11/14 (b)	660,278
495,000	Regions Financial Corp., 7.75%, 11/10/14	550,687
650,000	State Street Bank & Trust Co., 0.61%, 12/08/15 (a)	636,768
285,000	State Street Capital Trust III, 8.25% (callable at 100 beginning 03/15/13) (d)	285,037
540,000	Wells Fargo & Co., Series A, 7.98% (callable at 100 beginning 03/15/18) (d)	620,325
		12,014,950
Industrials - 2.8%
475,000	Textron Inc., 6.20%, 03/15/15	521,767
495,000	Union Pacific Corp., 5.70%, 08/15/18	602,875
590,000	United Technologies Corp., 5.38%, 12/15/17	717,727
		1,842,369
Information Technology - 1.8%
525,000	CA Inc., 6.13%, 12/01/14	576,194
600,000	International Business Machines Corp., 2.00%, 01/05/16	626,801
		1,202,995

See accompanying Notes to Financial Statements.

Principal Amount	Security Description	Value
Materials - 2.4%
$495,000	Dow Chemical Co., 7.60%, 05/15/14	$546,915
480,000	Praxair Inc., 3.95%, 06/01/13	490,559
475,000	Rio Tinto Finance USA Ltd., 8.95%, 05/01/14	535,086
		1,572,560
Telecommunication Services - 0.5%
340,000	Crown Castle International Corp., 9.00%, 01/15/15	364,650

Utilities - 3.1%
400,000	Dayton Power & Light Co., 5.13%, 10/01/13	417,903
565,000	Georgia Power Co., 3.00%, 04/15/16	605,926
416,000	PacifiCorp, 5.45%, 09/15/13	434,509
595,000	Public Service Co. of Colorado, 7.88%, 10/01/12	595,000
		2,053,338

Total Corporate Bonds (cost $24,004,377)		25,020,993

Government and Agency Obligations - 29.9%
GOVERNMENT SECURITIES - 22.2%
Federal Home Loan Mortgage Corp. - 0.5%
350,000	Federal Home Loan Mortgage Corp., 4.50%, 07/15/13 (e)	361,942

Municipals - 3.5%
380,000	City of Omaha, Nebraska, 2.40%, 12/01/16	399,384
205,000	Lincoln Nebraska Tax Allocation, Perot Systems Redevelopment Project, 3.25%, 11/01/12	205,281
165,000	Lincoln Nebraska Tax Allocation, Perot Systems Redevelopment Project, 4.25%, 11/01/14	173,621
550,000	Nebraska Public Power District, Revenue, Series B, 4.14%, 01/01/13	555,082
600,000	New York City Transitional Finance Authority, 3.02%, 02/01/16	637,740
325,000	State of Mississippi, 2.63%, 11/01/16	347,542
		2,318,650
Treasury Inflation Index Securities - 1.1%
700,610	U.S. Treasury Inflation Indexed Note, 0.13%, 04/15/16 (f)	742,482

U.S. Treasury Securities - 17.1%
3,200,000	U.S. Treasury Note, 2.75%, 10/31/13	3,287,875
4,310,000	U.S. Treasury Note, 2.63%, 12/31/14	4,538,969
615,000	U.S. Treasury Note, 2.38%, 03/31/16	657,425
2,210,000	U.S. Treasury Note, 1.75%, 05/31/16	2,317,220

Shares or Principal Amount
$550,000	U.S. Treasury Note, 3.00%, 02/28/17	609,125
		11,410,614
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 7.7%
Federal Home Loan Mortgage Corp. - 1.9%
49,160	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 12/15/17	49,203
699,886	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/20	736,171
450,000	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/27	471,034
		1,256,408
Federal National Mortgage Association - 5.8%
617,102	Federal National Mortgage Association REMIC, 4.50%, 08/25/21	653,330
375,746	Federal National Mortgage Association REMIC, 4.50%, 11/25/23	388,281
786,814	Federal National Mortgage Association REMIC, 4.00%, 02/25/26	831,406
1,104,233	Federal National Mortgage Association, 3.00%, 10/01/26	1,172,409
164,548	Federal National Mortgage Association REMIC, 5.50%, 11/25/34	165,733
616,675	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	642,414
833,724	Federal National Mortgage Association, Interest Only REMIC, 5.00%, 03/25/39	63,259
		3,916,832

Total Government and Agency Obligations (cost $19,670,679)		20,006,928

Preferred Stocks - 0.7%
550	US Bancorp, Series A, 3.50% (callable at 1,000 beginning on 11/09/12) (d)	473,000

Total Preferred Stocks (cost $564,328)		473,000

Short Term Investments - 1.5%
Investment Company - 1.5%
992,582	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (g)	992,582

Total Short Term Investments (cost $992,582)		992,582

Total Investments - 99.8% (cost $64,962,759)		66,657,270
Other assets in excess of liabilities - 0.2%		150,814
NET ASSETS - 100%		$66,808,084

See accompanying Notes to Financial Statements.

(a)	Variable rate security. The rate reflected is the rate in effect at September 30, 2012.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the Fund’s investment adviser based on procedures approved by the Tributary Funds’ Board of Directors.

(c)

Security fair valued in good faith in accordance with the procedures established by the Tributary Funds’ Board of Directors. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See Security Valuation in the Notes to Financial Statements.

(d)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(e)	This security is a direct debt of the agency and not collateralized by mortgages.
(f)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2012.

ABS	Asset-Backed Securities
AMBAC	AMBAC Indemnity Corp.
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2012 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset-Backed Securities - 26.9%
$1,348,000	Banc of America Commercial Mortgage Inc. REMIC, 5.36%, 09/10/47 (a)	$1,518,236
374,147	Bear Stearns Asset Backed Securities Trust REMIC, 5.00%, 10/25/33 (a)	391,527
767,377	Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.53%, 09/11/41	807,604
457,364	Chase Mortgage Finance Corp. REMIC, 5.50%, 05/25/35	478,723
659,422	Citigroup Mortgage Loan Trust Inc. REMIC, 6.50%, 07/25/34	695,187
380,889	Citigroup Mortgage Loan Trust Inc. REMIC, 0.37%, 10/25/36 (a)	373,608
248,869	Citimortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	254,704
118,320	Countrywide Alternative Loan Trust REMIC, 5.42%, 08/25/36 (a)	120,769
447,721	Countrywide Asset-Backed Certificates REMIC, 4.46%, 10/25/35 (a)	449,846
115,645	Countrywide Asset-Backed Certificates REMIC, 0.46%, 04/25/36 (a)	114,558
315,769	Countrywide Asset-Backed Certificates REMIC, 0.40%, 07/25/36 (a)	280,203
163,126	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	165,567
214,256	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.75%, 04/25/33	225,807
367,966	Credit-Based Asset Servicing and Securitization LLC REMIC, 1.34%, 02/25/33 (a)	313,042
541,426	Credit-Based Asset Servicing and Securitization LLC REMIC, 5.75%, 12/25/37 (a)	549,651
409,650	FBR Securitization Trust REMIC, 0.47%, 11/25/35 (a)	408,951
575,000	GS Mortgage Securities Corp., 3.65%, 03/10/44 (b)	623,376
55,381	Home Equity Asset Trust REMIC, 0.33%, 07/25/37 (a)	54,654
454,426	Irwin Home Equity Corp. REMIC, 1.31%, 11/25/28 (a)	429,009
202,874	MASTR Asset Securitization Trust REMIC, 5.25%, 11/25/35	205,623
825,000	Morgan Stanley Capital I REMIC, 3.22%, 07/15/49	893,220
280,670	Nomura Asset Acceptance Corp. REMIC, 6.00%, 03/25/47 (a)	171,740
300,000	Novastar Home Equity Loan REMIC, 1.87%, 03/25/35 (a)	274,567
610,655	Option One Mortgage Loan Trust REMIC, 0.43%, 12/25/35 (a)	596,776
621,064	Origen Manufactured Housing, 5.91%, 01/15/35	670,211
114,402	Park Place Securities Inc. REMIC, 0.84%, 10/25/34 (a)	113,758
1,044,116	Preferred Term Securities XXI Ltd., 1.04%, 03/22/38 (a) (b) (c) (d)	172,279
551,816	Preferred Term Securities XXIV Ltd., 0.69%, 03/22/37 (a) (b) (c)	303,499
742,834	RAAC Trust REMIC, 0.39%, 08/25/36 (a)	742,709
323,625	Residential Accredit Loans Inc. REMIC, 5.50%, 01/25/34	333,433
535,238	Residential Accredit Loans Inc. REMIC, 6.00%, 10/25/34	544,756
195,577	Residential Accredit Loans Inc. REMIC, 5.50%, 02/25/35	188,037
359,584	Residential Asset Mortgage Products Inc. (insured by AMBAC Assurance Corp.) REMIC, 4.02%, 03/25/33	322,306
375,206	Residential Asset Securities Corp. REMIC, 5.96%, 09/25/31	364,772
389,059	Residential Asset Securities Corp. REMIC, 4.47%, 03/25/32	394,504
277,775	Residential Asset Securities Corp. REMIC, 4.54%, 12/25/33	282,172
625,825	SACO I Inc. REMIC, 0.78%, 11/25/35 (a)	601,545
182,802	Structured Asset Securities Corp. (insured by MBIA Assurance Corp.) REMIC, 5.30%, 09/25/33 (a)	184,977
415,769	Vanderbilt Mortgage & Finance Inc., 5.84%, 02/07/26	429,858
630,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	645,869
624,463	Wells Fargo Home Equity Trust REMIC, 0.60%, 12/25/35 (a)	603,333
171,430	Wells Fargo Home Equity Trust REMIC, 0.36%, 07/25/36 (a)	169,201
537,513	Wells Fargo Mortgage Backed Securities Trust REMIC, 5.00%, 02/25/19	549,608
435,354	Wells Fargo Mortgage Backed Securities Trust REMIC, 5.00%, 11/25/36	453,674
430,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.19%, 04/15/45	450,122

Total Non-U.S. Government Agency Asset-Backed Securities (cost $18,956,759)		18,917,571

See accompanying Notes to Financial Statements.

Principal Amount	Security Description	Value
Corporate Bonds - 23.0%
Consumer Discretionary - 3.0%
$300,000	Goodyear Tire & Rubber Co., 7.00%, 05/15/22	$318,000
250,000	Hanesbrands Inc., 6.38%, 12/15/20	271,250
325,000	Mohawk Industries Inc., 6.38%, 01/15/16	365,625
345,000	Newell Rubbermaid Inc., 4.70%, 08/15/20	379,040
355,000	Time Warner Cable Inc., 4.00%, 09/01/21	391,417
355,000	Whirlpool Corp., 4.85%, 06/15/21	376,780
		2,102,112
Consumer Staples - 1.5%
255,000	Church & Dwight Co. Inc., 3.35%, 12/15/15	269,617
285,000	PepsiCo Inc., 7.90%, 11/01/18	386,381
315,000	Wal-Mart Stores Inc., 5.63%, 04/15/41	420,222
		1,076,220
Energy - 1.2%
335,000	Enterprise Products Operating LLC, 6.30%, 09/15/17	407,467
270,000	Tosco Corp., 8.13%, 02/15/30	409,964
		817,431
Financials - 10.5%
325,000	ACE INA Holdings Inc., 5.90%, 06/15/19	401,869
340,000	American Express Co., 6.80%, 09/01/66 (a)	363,800
375,000	Bank of America Corp., 5.65%, 05/01/18	427,566
285,000	Chubb Corp., 6.80%, 11/15/31	390,167
385,000	Citigroup Inc., 4.45%, 01/10/17	422,876
380,000	General Electric Capital Corp., 4.38%, 09/16/20	419,066
265,000	Genworth Financial Inc., 7.63%, 09/24/21	270,468
335,000	Goldman Sachs Capital I, 6.35%, 02/15/34	336,580
30,000	Goldman Sachs Group Inc., 6.25%, 09/01/17	35,165
365,000	Hartford Financial Services Group Inc., 4.00%, 10/15/17	392,315
395,000	JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (e)	448,613
311,000	KeyBank NA, 4.95%, 09/15/15	339,884
405,000	Metropolitan Life Global Funding I, 1.70%, 06/29/15 (b)	413,102
415,000	Morgan Stanley, 3.80%, 04/29/16	428,836
375,000	PNC Funding Corp., 0.65%, 01/31/14 (a)	374,391
285,000	Prudential Financial Inc., 7.38%, 06/15/19	360,411
250,000	Regions Financial Corp., 7.75%, 11/10/14	278,125
375,000	State Street Bank & Trust Co., 0.61%, 12/08/15 (a)	367,366
185,000	State Street Capital Trust III, 8.25% (callable at 100 beginning 03/15/13) (e)	185,024
353,000	UBS Preferred Funding Trust V, 6.24% (callable at 100 beginning 05/15/16) (e)	347,705
350,000	Wells Fargo & Co., Series A, 7.98% (callable at 100 beginning 03/15/18) (e)	402,063
		7,405,392
Health Care - 0.3%
160,000	Pfizer Inc., 6.20%, 03/15/19	203,840

Industrials - 1.5%
275,000	Textron Inc., 6.20%, 03/15/15	302,075
335,000	Union Pacific Corp., 5.70%, 08/15/18	408,007
285,000	United Technologies Corp., 6.13%, 07/15/38	386,599
		1,096,681
Information Technology - 1.2%
345,000	CA Inc., 6.13%, 12/01/14	378,642
300,000	International Business Machines Corp., 7.00%, 10/30/25	446,063
		824,705
Materials - 2.0%
345,000	Dow Chemical Co., 4.25%, 11/15/20	379,587
305,000	Martin Marietta Materials Inc., 6.60%, 04/15/18	342,417
315,000	Mosaic Co., 3.75%, 11/15/21	337,953
295,000	Rio Tinto Finance USA Ltd., 8.95%, 05/01/14	332,317
		1,392,274
Telecommunication Services - 0.2%
160,000	Crown Castle International Corp., 9.00%, 01/15/15	171,600

Utilities - 1.6%
315,000	Alabama Power Co., 5.50%, 10/15/17	379,904
300,000	Dayton Power & Light Co., 5.13%, 10/01/13	313,427

See accompanying Notes to Financial Statements.

Principal Amount	Security Description	Value
$300,000	PacifiCorp, 6.25%, 10/15/37	$411,074
		1,104,405

Total Corporate Bonds (cost $14,861,217)		16,194,660

Government and Agency Obligations - 44.5%
GOVERNMENT SECURITIES - 20.4%
Municipals - 2.7%
335,000	Nebraska Public Power District, RB, Series B, 4.85%, 01/01/14	352,494
285,000	New York City, New York, Water Finance Authority & Sewer Revenue, 5.72%, 06/15/42	376,271
215,000	State of Connecticut, Public Improvements, 4.95%, 12/01/20	258,372
215,000	State of Connecticut, Public Improvements, 5.63%, 12/01/29	263,229
240,000	University of Michigan, 6.01%, 04/01/25	287,352
350,000	University of Nebraska, RB, Series B, 5.70%, 07/01/29	382,333
		1,920,051
Treasury Inflation Index Securities - 1.9%
396,442	U.S. Treasury Inflation Indexed Note, 0.50%, 04/15/15 (f)	416,512
349,223	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (f)	381,198
355,093	U.S. Treasury Inflation Indexed Note, 2.13%, 02/15/40 (f)	518,270
		1,315,980
U.S. Treasury Securities - 15.8%
755,000	U.S. Treasury Bond, 5.38%, 02/15/31	1,092,037
2,185,000	U.S. Treasury Bond, 4.38%, 11/15/39	2,887,956
750,000	U.S. Treasury Note, 1.38%, 03/15/13	754,160
3,065,000	U.S. Treasury Note, 3.50%, 02/15/18	3,515,411
2,755,000	U.S. Treasury Note, 2.00%, 02/15/22	2,865,415
		11,114,979
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 24.1%
Federal Home Loan Mortgage Corp. - 9.1%
1,090,000	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 04/15/19	1,173,800
1,244,000	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 06/15/21	1,405,895
700,000	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/27	732,719
1,604,656	Federal Home Loan Mortgage Corp., 4.50%, 11/01/30	1,739,691
1,216,995	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/39	1,340,997
		6,393,102

Shares or Principal Amount
Federal National Mortgage Association - 14.3%
$205,327	Federal National Mortgage Association, 5.50%, 11/01/16	222,702
67,447	Federal National Mortgage Association, 4.50%, 12/01/18	72,974
1,315,000	Federal National Mortgage Association REMIC, 4.00%, 02/25/19	1,389,872
714,585	Federal National Mortgage Association, 7.50%, 08/01/22	818,200
375,665	Federal National Mortgage Association, 4.00%, 06/01/24	402,045
102,812	Federal National Mortgage Association, 4.00%, 10/01/24	110,031
974,279	Federal National Mortgage Association REMIC, 5.00%, 02/25/32	1,059,502
124,980	Federal National Mortgage Association, 5.00%, 08/01/34	136,752
1,370,000	Federal National Mortgage Association REMIC, 5.50%, 08/25/34	1,482,465
1,228,532	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	1,279,808
146,267	Federal National Mortgage Association, 5.50%, 08/01/37	161,191
574,995	Federal National Mortgage Association, 6.00%, 09/01/38	637,443
897,951	Federal National Mortgage Association, 4.50%, 01/01/40	1,015,717
1,195,418	Federal National Mortgage Association, 4.00%, 04/01/41	1,317,602
		10,106,304
Government National Mortgage Association - 0.7%
448,540	Government National Mortgage Association, 4.72%, 06/20/61	508,479

Total Government and Agency Obligations (cost $29,173,855)		31,358,895

Preferred Stock - 0.7%
580	US Bancorp, Series A, 3.50% (callable at 1,000 beginning on 11/09/12) (e)	498,800

Total Preferred Stocks (cost $595,666)		498,800

Exchange Traded Funds - 0.7%
5,047	iShares iBoxx High Yield Corporate Bond Fund	466,191

Total Exchange Traded Funds (cost $436,131)		466,191

See accompanying Notes to Financial Statements.

Shares	Security Description	Value
Investment Company - 1.9%
135,259	Federated Institutional High-Yield Bond Fund	$1,370,168

Total Investment Company (cost $1,228,721)		1,370,168

Short Term Investments - 2.1%
Investment Company - 2.1%
1,464,036	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (g)	1,464,036

Total Short Term Investments (cost $1,464,036)		1,464,036

Total Investments - 99.8% (cost $66,716,385)		70,270,321
Other assets in excess of liabilities - 0.2%		158,129
NET ASSETS - 100%		$70,428,450

(a)	Variable rate security. The rate reflected is the rate in effect at September 30, 2012.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the Fund’s investment adviser based on procedures approved by the Tributary Funds’ Board of Directors.

(c)

Security fair valued in good faith in accordance with the procedures established by the Tributary Funds’ Board of Directors. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See Security Valuation in the Notes to Financial Statements.

(d)	Non-income producing security.
(e)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(f)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2012.

AMBAC	AMBAC Indemnity Corp.
MBIA	Municipal Bond Investors Assurance
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2012 (Unaudited)

BALANCED FUND

Shares	Security Description	Value
Common Stocks - 60.7%
Consumer Discretionary - 7.3%
7,300	BorgWarner Inc. (a)	$504,503
900	Chipotle Mexican Grill Inc. - Class A (a)	285,786
24,000	Comcast Corp. - Class A	858,480
9,800	Discovery Communications Inc. - Class C (a)	549,192
5,200	McDonald’s Corp.	477,100
10,300	Nordstrom Inc.	568,354
900	Priceline.com Inc. (a)	556,857
4,750	Ulta Salon Cosmetics & Fragrance Inc.	457,449
4,700	Wynn Resorts Ltd.	542,568
		4,800,289
Consumer Staples - 7.1%
9,900	Church & Dwight Co. Inc.	534,501
6,750	Colgate-Palmolive Co.	723,735
9,900	Herbalife Ltd.	469,260
8,100	Hershey Co.	574,209
18,200	Kraft Foods Inc. - Class A	752,570
7,650	Mead Johnson Nutrition Co.	560,592
6,400	PriceSmart Inc.	484,608
5,700	Whole Foods Market Inc.	555,180
		4,654,655
Energy - 6.5%
2,250	Apache Corp.	194,557
4,950	Chevron Corp.	576,972
11,500	Exxon Mobil Corp.	1,051,675
5,300	Helmerich & Payne Inc.	252,333
6,100	Noble Energy Inc.	565,531
8,050	Occidental Petroleum Corp.	692,783
7,100	Schlumberger Ltd.	513,543
11,900	Suncor Energy Inc.	390,915
		4,238,309
Financials - 7.9%
9,300	ACE Ltd.	703,080
5,550	Affiliated Managers Group Inc. (a)	682,650
22,400	BB&T Corp.	742,784
3,400	BlackRock Inc.	606,220
4,400	Credit Acceptance Corp. (a)	376,244
16,875	JPMorgan Chase & Co.	683,100
15,900	MetLife Inc.	547,914
25,100	U.S. Bancorp	860,930
		5,202,922
Health Care - 8.0%
8,500	Abbott Laboratories	582,760
3,200	Biogen Idec Inc. (a)	477,536
8,050	Celgene Corp. (a)	615,020
6,350	Cerner Corp. (a)	491,554
11,375	Covidien Plc	675,902
1,000	Intuitive Surgical Inc. (a)	495,630
11,650	Medidata Solutions Inc. (a)	483,475
11,600	Thermo Fisher Scientific Inc.	682,428
13,166	Valeant Pharmaceuticals International Inc. (a)	727,685
		5,231,990
Industrials - 6.5%
8,700	AGCO Corp. (a)	413,076
9,200	Dover Corp.	547,308
14,850	Fortune Brands Home & Security Inc. (a)	401,098
30,700	General Electric Co.	697,197
4,200	Joy Global Inc.	235,452
6,800	Norfolk Southern Corp.	432,684
6,700	Parker Hannifin Corp.	559,986
5,100	Roper Industries Inc.	560,439
5,800	United Parcel Service Inc. - Class B	415,106
		4,262,346
Information Technology - 12.5%
12,300	Adobe Systems Inc. (a)	399,258
2,975	Apple Inc.	1,985,098
4,750	Citrix Systems Inc. (a)	363,708
5,700	Cognizant Technology Solutions Corp. - Class A (a)	398,544
2,200	FactSet Research Systems Inc.	212,124
1,280	Google Inc. - Class A (a)	965,760
7,600	IAC/InterActiveCorp.	395,656
23,400	Intel Corp.	530,712
1,100	MasterCard Inc. - Class A	496,628
19,800	Mentor Graphics Corp. (a)	306,504
24,100	Microsoft Corp.	717,698
23,000	Oracle Corp.	724,270
11,900	QUALCOMM Inc.	743,631
		8,239,591
Materials - 1.8%
4,600	Agrium Inc.	475,916
3,000	Praxair Inc.	311,640
5,600	Sigma-Aldrich Corp.	403,032
		1,190,588
Telecommunication Services - 1.1%
16,450	Verizon Communications Inc.	749,627

Utilities - 2.0%
37,700	AES Corp.	413,569
6,800	NextEra Energy Inc.	478,244
8,900	Southern Co.	410,201
		1,302,014
Total Common Stocks (cost $29,231,519)		39,872,331

See accompanying Notes to Financial Statements.

Principal Amount	Security Description	Value
Corporate Bonds - 22.1%
Consumer Discretionary - 2.3%
$500,000	Comcast Corp., 5.70%, 05/15/18	$608,131
500,000	Home Depot Inc., 5.40%, 03/01/16	578,484
300,000	McGraw-Hill Cos. Inc., 5.90%, 11/15/17	352,932
		1,539,547
Consumer Staples - 2.0%
500,000	Anheuser-Busch Cos. LLC, 5.00%, 03/01/19	584,679
300,000	Coca-Cola Enterprises Inc., 4.50%, 09/01/21	340,297
300,000	ConAgra Foods Inc., 7.00%, 04/15/19	376,440
		1,301,416
Energy - 1.0%
300,000	BP Capital Markets Plc, 3.63%, 05/08/14	314,599
300,000	Shell International Finance BV, 3.25%, 09/22/15	324,120
		638,719
Financials - 6.0%
400,000	American Express Credit Co., 5.88%, 05/02/13	412,556
500,000	Commonwealth Bank of Australia, 4.26%, 04/13/20 (b) (c)	526,945
500,000	General Electric Capital Corp., 5.63%, 09/15/17	588,831
300,000	Goldman Sachs Group Inc., 5.25%, 10/15/13	313,105
300,000	JPMorgan Chase & Co., 6.40%, 10/02/17	360,705
500,000	KeyCorp, 6.50%, 05/14/13	517,729
300,000	Morgan Stanley, 0.94%, 10/15/15 (b)	285,847
250,000	Regions Bank, 7.50%, 05/15/18	295,000
300,000	Vornado Realty Trust, 4.25%, 04/01/15	317,036
300,000	Wachovia Corp., 5.25%, 08/01/14	322,463
		3,940,217
Health Care - 1.7%
500,000	Novartis AG, 5.13%, 02/10/19	600,810
500,000	Teva Pharmaceutical Finance III LLC, 3.00%, 06/15/15	531,422
		1,132,232
Industrials - 2.0%
500,000	Harley-Davidson Funding Corp., 6.80%, 06/15/18 (d)	619,172
300,000	Honeywell International Inc., 5.30%, 03/01/18	364,392
300,000	Union Pacific Corp., 4.16%, 07/15/22	341,893
		1,325,457
Materials - 1.2%
350,000	Mosaic Co., 3.75%, 11/15/21	375,504
400,000	Vale Overseas Ltd., 4.38%, 01/11/22	420,464
		795,968
Telecommunication Services - 1.9%
500,000	AT&T Inc., 4.45%, 05/15/21	588,413
300,000	Cellco Partnership, 5.55%, 02/01/14	319,110
300,000	Verizon Communications Inc., 4.90%, 09/15/15	337,588
		1,245,111
Utilities - 4.0%
400,000	Alabama Power Co., 5.88%, 12/01/22	506,605
400,000	Commonwealth Edison Co., 4.00%, 08/01/20	453,752
400,000	Consolidated Edison Co. of New York Inc., 5.30%, 12/01/16	465,268
250,000	Exelon Generation Co. LLC, 5.20%, 10/01/19	283,845
300,000	ONEOK Inc., 4.25%, 02/01/22	325,546
500,000	Sempra Energy, 6.50%, 06/01/16	595,384
		2,630,400
Total Corporate Bonds (cost $13,674,210)		14,549,067

Government and Agency Obligations - 11.4%
GOVERNMENT SECURITIES - 11.4%

Municipals - 5.7%
250,000	Aurora Illinois, GO, Series A, 4.25%, 12/30/17	284,142
250,000	City of Industry California, Sales Tax Revenue, 7.00%, 01/01/21	267,620
150,000	County of St. Charles Missouri (Insured by MBIA Insurance Corp), Sales Tax Revenue, 5.16%, 10/01/20	178,907
190,000	Denver City & County Board of Water Commission, Water Revenue, Series A, 5.00%, 12/15/19	229,833
100,000	Florida State Board of Education, Lottery Revenue, 5.19%, 07/01/19	118,068
265,000	Hamden Connecticut, GO, Series B, 5.38%, 08/15/22	314,642
195,000	Kansas Development Finance Authority, Kansas Project Revenue, Series N, 5.20%, 11/01/19	238,532
300,000	Metro Wastewater Reclamation District, Sewer Revenue, Series B, 5.02%, 04/01/20	355,590
205,000	Northern Illinois Municipal Power Agency, Power Project Revenue, 5.69%, 01/01/17	229,633

See accompanying Notes to Financial Statements.

Principal Amount	Security Description	Value
$200,000	Parker Colorado, Series A, 5.30%, 11/01/18	$230,824
200,000	Reeves County Texas, Correctional Facilities, 7.40%, 12/01/17	209,804
200,000	Santa Monica Community College District, Series A, 5.73%, 08/01/24	230,514
350,000	State of California, University Revenue Bonds, 5.45%, 11/01/22	404,894
280,000	Tulsa Airports Improvement Trust, Airport & Marina Revenue, Series B, 6.50%, 06/01/21	328,054
100,000	Vista Community Development Commission California, 7.61%, 09/01/21	114,885
		3,735,942
Treasury Inflation Index Securities - 2.1%
268,110	U.S. Treasury Inflation Indexed Note, 2.38%, 01/15/17 (e)	314,464
434,379	U.S. Treasury Inflation Indexed Note, 1.38%, 01/15/20 (e)	519,727
202,448	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (e)	220,985
243,086	U.S. Treasury Inflation Indexed Note, 2.38%, 01/15/25 (e)	329,951
		1,385,127
U.S. Treasury Securities - 3.6%
150,000	U.S. Treasury Bond, 6.25%, 08/15/23	217,664
150,000	U.S. Treasury Bond, 7.50%, 11/15/24	241,875
400,000	U.S. Treasury Note, 3.25%, 12/31/16	446,156
200,000	U.S. Treasury Note, 4.25%, 11/15/17	236,141
300,000	U.S. Treasury Note, 3.75%, 11/15/18	352,125
150,000	U.S. Treasury Note, 3.63%, 08/15/19	176,180
200,000	U.S. Treasury Note, 3.50%, 05/15/20	234,172
400,000	U.S. Treasury Note, 3.63%, 02/15/21	473,531
		2,377,844
Total Government and Agency Obligations (cost $6,773,230)		7,498,913

Shares
Short Term Investments - 5.2%
Investment Company - 5.2%
3,427,209	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (f)	3,427,209

Total Short Term Investments (cost $3,427,209)		3,427,209

Total Investments - 99.4% (cost $53,106,168)		65,347,520
Other assets in excess of liabilities - 0.6%		392,563
NET ASSETS - 100%		$65,740,083

(a)	Non-income producing security.
(b)	Variable rate security. The rate reflected is the rate in effect at September 30, 2012.
(c)

Restricted as to public resale of Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, which provides an exemption from the registration requirements for resale of the security to an institutional investor. See Restricted table in the Notes to Financial Statements.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the Fund’s investment adviser based on procedures approved by the Tributary Funds’ Board of Directors.

(e)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(f)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2012.

GO	General Obligation
MBIA	Municipal Bond Investors Assurance

See accompanying Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2012 (Unaudited)

CORE EQUITY FUND

Shares	Security Description	Value
Common Stocks - 95.1%
Consumer Discretionary - 9.4%
123,525	Comcast Corp. - Class A	$4,418,489
57,225	Kohl’s Corp.	2,931,065
64,500	Lear Corp.	2,437,455
30,100	Mohawk Industries Inc. (a)	2,408,602
35,275	Nike Inc. - Class B	3,347,950
64,525	Omnicom Group Inc.	3,326,909
		18,870,470
Consumer Staples - 12.1%
99,000	General Mills Inc.	3,945,150
81,725	HJ Heinz Co.	4,572,514
92,350	PepsiCo Inc.	6,535,609
44,400	Philip Morris International Inc.	3,993,336
73,975	Procter & Gamble Co.	5,130,906
		24,177,515
Energy - 11.0%
61,375	Chevron Corp.	7,153,870
74,975	Ensco Plc - Class A	4,090,636
84,675	Exxon Mobil Corp.	7,743,529
40,475	Schlumberger Ltd.	2,927,557
		21,915,592
Financials - 15.3%
60,375	AFLAC Inc.	2,890,755
65,500	Aon Plc - Class A	3,424,995
75,750	BB&T Corp.	2,511,870
15,875	BlackRock Inc.	2,830,512
70,625	Citigroup Inc.	2,310,850
15,400	IntercontinentalExchange Inc. (a)	2,054,514
114,600	JPMorgan Chase & Co.	4,639,008
114,550	MetLife Inc.	3,947,393
33,650	Travelers Cos. Inc.	2,296,949
106,000	U.S. Bancorp	3,635,800
		30,542,646
Health Care - 11.5%
44,775	Abbott Laboratories	3,069,774
30,900	McKesson Corp.	2,658,327
118,475	Medtronic Inc.	5,108,642
97,400	Novartis AG - ADR	5,966,724
70,500	Teva Pharmaceutical Industries Ltd. - ADR	2,919,405
55,000	Varian Medical Systems Inc. (a)	3,317,600
		23,040,472
Industrials - 10.2%
52,150	3M Co.	4,819,703
31,225	Flowserve Corp.	3,988,681
220,400	General Electric Co.	5,005,284
84,725	Jacobs Engineering Group Inc. (a)	3,425,432
60,500	Towers Watson & Co.	3,209,525
		20,448,625
Information Technology - 19.6%
7,125	Apple Inc.	4,754,227
86,050	Avnet Inc. (a)	2,503,195
161,525	Cisco Systems Inc.	3,083,512
153,925	EMC Corp. (a)	4,197,535
148,550	Intel Corp.	3,369,114
17,375	International Business Machines Corp.	3,604,444
184,199	Microsoft Corp.	5,485,476
158,350	Oracle Corp.	4,986,441
66,400	QUALCOMM Inc.	4,149,336
109,725	Texas Instruments Inc.	3,022,924
		39,156,204
Materials - 3.3%
30,200	Air Products & Chemicals Inc.	2,497,540
69,500	Allegheny Technologies Inc.	2,217,050
42,600	Potash Corp. of Saskatchewan Inc.	1,849,692
		6,564,282
Utilities - 2.7%
234,700	AES Corp.	2,574,659
61,975	Southern Co.	2,856,428
		5,431,087
Total Common Stocks (cost $156,113,518)		190,146,893

Short Term Investments - 4.8%
Investment Company - 4.8%
9,645,266	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	9,645,266

Total Short Term Investments (cost $9,645,266)		9,645,266

Total Investments - 99.9% (cost $165,758,784)		199,792,159
Other assets in excess of liabilities - 0.1%		111,723
NET ASSETS - 100%		$199,903,882

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2012.

ADR	American Depositary Receipt

See accompanying Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2012 (Unaudited)

LARGE CAP GROWTH FUND

Shares	Security Description	Value
Common Stocks - 100.0%
Consumer Discretionary - 16.3%
12,500	BorgWarner Inc. (a)	$863,875
43,000	Comcast Corp.	1,538,110
24,000	Discovery Communications Inc. - Class C (a)	1,344,960
12,000	McDonald’s Corp.	1,101,000
15,000	Nordstrom Inc.	827,700
2,000	Priceline.com Inc. (a)	1,237,460
23,655	Starbucks Corp.	1,200,491
8,100	Wynn Resorts Ltd.	935,064
10,000	Yum! Brands Inc.	663,400
		9,712,060
Consumer Staples - 9.3%
23,300	Coca-Cola Enterprises Inc.	728,591
7,000	Colgate-Palmolive Co.	750,540
16,100	Hershey Co.	1,141,329
25,000	Kraft Foods Inc. - Class A	1,033,750
12,500	Mead Johnson Nutrition Co.	916,000
10,000	Whole Foods Market Inc.	974,000
		5,544,210
Energy - 11.7%
10,700	Apache Corp.	925,229
9,000	Concho Resources Inc. (a)	852,750
11,400	Noble Energy Inc.	1,056,894
10,000	Occidental Petroleum Corp.	860,600
15,000	Schlumberger Ltd.	1,084,950
38,500	Suncor Energy Inc.	1,264,725
27,000	Williams Cos. Inc.	944,190
		6,989,338
Financials - 4.5%
20,000	JPMorgan Chase & Co.	809,600
20,800	U.S. Bancorp	713,440
34,000	Wells Fargo & Co.	1,174,020
		2,697,060
Health Care - 12.0%
5,000	Biogen Idec Inc. (a)	746,150
18,000	Celgene Corp. (a)	1,375,200
25,250	Stryker Corp.	1,405,415
20,000	Thermo Fisher Scientific Inc.	1,176,600
17,500	UnitedHealth Group Inc.	969,675
27,000	Valeant Pharmaceuticals International Inc. (a)	1,492,290
		7,165,330
Industrials - 13.0%
14,100	Cummins Inc.	1,300,161
22,000	Dover Corp.	1,308,780
17,230	FedEx Corp.	1,458,003
22,000	Illinois Tool Works Inc.	1,308,340
23,700	Norfolk Southern Corp.	1,508,031
7,600	Roper Industries Inc.	835,164
		7,718,479
Information Technology - 28.6%
20,000	Accenture Plc - Class A	1,400,600
33,405	Adobe Systems Inc. (a)	1,084,326
1,690	Apple Inc.	1,127,669
44,000	CA Inc.	1,133,660
12,500	Citrix Systems Inc. (a)	957,125
20,000	Cognizant Technology Solutions Corp. - Class A (a)	1,398,400
5,000	Equinix Inc. (a)	1,030,250
18,000	Fiserv Inc. (a)	1,332,540
2,180	Google Inc. - Class A (a)	1,644,810
52,001	Intel Corp.	1,179,360
4,205	MasterCard Inc.	1,898,474
50,000	Oracle Corp.	1,574,500
13,000	VMware Inc. - Class A (a)	1,257,620
		17,019,334
Materials - 4.6%
14,000	Agrium Inc.	1,448,440
12,500	Praxair Inc.	1,298,500
		2,746,940
Total Common Stocks (cost $45,043,419)		59,592,751

Short Term Investments - 0.3%
Investment Company - 0.3%
179,217	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	179,217

Total Short Term Investments (cost $179,217)		179,217

Total Investments - 100.3% (cost $45,222,636)		59,771,968
Liabilities in excess of other assets - (0.3%)		(162,360)
NET ASSETS - 100%		$59,609,608

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2012.

See accompanying Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2012 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value
Common Stocks - 95.3%
Consumer Discretionary - 17.0%
23,100	BorgWarner Inc. (a)	$1,596,441
27,000	Cabela’s Inc. (a)	1,476,360
81,953	Chico’s FAS Inc.	1,484,169
24,000	Churchill Downs Inc.	1,505,280
10,000	Coach Inc.	560,200
37,500	Discovery Communications Inc. - Class C (a)	2,101,500
54,000	HanesBrands Inc. (a)	1,721,520
19,000	Nordstrom Inc.	1,048,420
4,500	Panera Bread Co. - Class A (a)	769,005
65,000	Pier 1 Imports Inc.	1,218,100
60,000	Tenneco Inc. (a)	1,680,000
12,000	Ulta Salon Cosmetics & Fragrance Inc.	1,155,660
26,800	Vitamin Shoppe Inc. (a)	1,562,976
15,000	Wynn Resorts Ltd.	1,731,600
		19,611,231
Consumer Staples - 5.2%
12,500	Church & Dwight Co. Inc.	674,875
60,000	Coca-Cola Enterprises Inc.	1,876,200
36,000	Herbalife Ltd.	1,706,400
22,400	PriceSmart Inc.	1,696,128
		5,953,603
Energy - 6.8%
23,000	CARBO Ceramics Inc.	1,447,160
12,000	Concho Resources Inc. (a)	1,137,000
44,000	Gulfport Energy Corp. (a)	1,375,440
20,000	Noble Energy Inc.	1,854,200
46,000	Northern Oil and Gas Inc. (a)	781,540
37,000	World Fuel Services Corp.	1,317,570
		7,912,910
Financials - 9.6%
20,000	Affiliated Managers Group Inc. (a)	2,460,000
21,900	Credit Acceptance Corp. (a)	1,872,669
49,000	Home Bancshares Inc.	1,670,410
22,300	Portfolio Recovery Associates Inc. (a)	2,328,789
25,000	Signature Bank (a)	1,677,000
32,400	Stifel Financial Corp. (a)	1,088,640
		11,097,508
Health Care - 9.1%
20,610	Catamaran Corp. (a)	2,019,162
20,800	Cerner Corp. (a)	1,610,128
100,000	PDL BioPharma Inc.	769,000
60,000	Questcor Pharmaceuticals Inc.	1,110,000
14,000	Teleflex Inc.	963,760
22,000	United Therapeutics Corp. (a)	1,229,360
50,000	Valeant Pharmaceuticals International Inc. (a)	2,763,500
		10,464,910
Industrials - 19.3%
32,100	AGCO Corp. (a)	1,524,108
46,300	Applied Industrial Technologies Inc.	1,918,209
21,000	Atlas Air Worldwide Holdings Inc. (a)	1,084,230
14,000	Cummins Inc.	1,290,940
28,000	Dover Corp.	1,665,720
18,000	Genesee & Wyoming Inc. - Class A (a)	1,203,480
44,000	HUB Group Inc. - Class A (a)	1,305,920
20,000	Joy Global Inc.	1,121,200
27,700	Landstar System Inc.	1,309,656
39,700	Lincoln Electric Holdings Inc.	1,550,285
15,200	Middleby Corp. (a)	1,757,728
17,000	Pall Corp.	1,079,330
12,700	Roper Industries Inc.	1,395,603
70,000	Tetra Tech Inc. (a)	1,838,200
24,000	Triumph Group Inc.	1,500,720
24,000	Woodward Governor Co.	815,520
		22,360,849
Information Technology - 21.2%
53,000	Adobe Systems Inc. (a)	1,720,380
30,000	Akamai Technologies Inc. (a)	1,147,800
60,000	CA Inc.	1,545,900
151,400	Cadence Design Systems Inc. (a)	1,947,761
20,000	Citrix Systems Inc. (a)	1,531,400
23,000	Cognizant Technology Solutions Corp. - Class A (a)	1,608,160
12,000	Equinix Inc. (a)	2,472,600
10,000	FactSet Research Systems Inc.	964,200
17,500	Fiserv Inc. (a)	1,295,525
39,000	IAC/InterActiveCorp.	2,030,340
27,600	Jack Henry & Associates Inc.	1,046,040
100,000	Mentor Graphics Corp. (a)	1,548,000
47,000	NeuStar Inc. - Class A (a)	1,881,410
27,000	OSI Systems Inc. (a)	2,101,680
100,000	ValueClick Inc. (a)	1,719,000
		24,560,196
Materials - 7.1%
24,500	Agrium Inc.	2,534,770
30,000	Buckeye Technologies Inc.	961,800
65,000	Calgon Carbon Corp. (a)	930,150
52,000	HB Fuller Co.	1,595,360
15,000	Sigma-Aldrich Corp.	1,079,550
90,000	Titanium Metals Corp.	1,154,700
		8,256,330
Total Common Stocks (cost $77,727,453)		110,217,537

See accompanying Notes to Financial Statements.

Shares	Security Description	Value
Short Term Investments - 5.9%
Investment Company - 5.9%
6,827,375	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	$6,827,375

Total Short Term Investments (cost $6,827,375)		6,827,375

Total Investments - 101.2% (cost $84,554,828)		117,044,912
Liabilities in excess of other assets - (1.2%)		(1,347,351)
NET ASSETS - 100%		$115,697,561

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2012.

See accompanying Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2012 (Unaudited)

SMALL COMPANY FUND

Shares	Security Description	Value
Common Stocks - 97.7%
Consumer Discretionary - 14.3%
106,600	ANN Inc. (a)	$4,022,018
71,000	Buckle Inc.	3,225,530
283,275	Callaway Golf Co.	1,739,308
45,375	Foot Locker Inc.	1,610,813
84,500	International Speedway Corp. - Class A	2,397,265
79,300	Jack in the Box Inc. (a)	2,229,123
27,700	Mohawk Industries Inc. (a)	2,216,554
66,906	Steiner Leisure Ltd. (a)	3,114,474
		20,555,085
Consumer Staples - 2.9%
27,875	Lancaster Colony Corp.	2,041,844
38,800	WD-40 Co.	2,042,432
		4,084,276
Energy - 6.7%
85,700	Bill Barrett Corp. (a)	2,122,789
47,000	Dresser-Rand Group Inc. (a)	2,590,170
42,500	SM Energy Co.	2,299,675
54,325	Tidewater Inc.	2,636,392
		9,649,026
Financials - 20.9%
49,950	Arthur J Gallagher & Co.	1,789,209
38,600	Cullen/Frost Bankers Inc.	2,216,798
31,000	GAMCO Investors Inc.	1,542,250
33,500	Home Properties Inc.	2,052,545
28,775	Jones Lang LaSalle Inc.	2,196,971
63,100	LTC Properties Inc.	2,009,735
78,975	Mack-Cali Realty Corp.	2,100,735
109,825	MB Financial Inc.	2,169,044
273,900	Meadowbrook Insurance Group Inc.	2,106,291
171,100	Old National Bancorp	2,328,671
124,150	Selective Insurance Group	2,357,609
65,200	Stifel Financial Corp. (a)	2,190,720
51,400	UMB Financial Corp.	2,502,152
95,350	United Bankshares Inc.	2,375,168
		29,937,898
Health Care - 9.7%
60,800	Greatbatch Inc. (a)	1,479,264
121,775	PSS World Medical Inc. (a)	2,774,035
76,000	Team Health Holdings Inc. (a)	2,061,880
150,325	VCA Antech Inc. (a)	2,965,912
86,000	West Pharmaceutical Services Inc.	4,564,020
		13,845,111
Industrials - 15.7%
95,425	Actuant Corp. - Class A	2,731,063
107,350	Barnes Group Inc.	2,684,824
52,625	Carlisle Cos. Inc.	2,732,290
51,800	CLARCOR Inc.	2,311,834
28,950	Hubbell Inc. - Class B	2,337,423
70,225	IDEX Corp.	2,933,298
178,900	Navigant Consulting Inc. (a)	1,976,845
109,700	Tetra Tech Inc. (a)	2,880,722
92,500	Werner Enterprises Inc.	1,976,725
		22,565,024
Information Technology - 16.9%
33,925	Anixter International Inc.	1,949,331
38,750	CACI International Inc. - Class A (a)	2,006,863
53,275	Littelfuse Inc.	3,012,168
227,700	Micrel Inc.	2,372,634
112,375	Microsemi Corp. (a)	2,255,366
55,600	MTS Systems Corp.	2,977,380
70,000	National Instruments Corp.	1,761,900
109,275	Parametric Technology Corp. (a)	2,382,195
82,375	Park Electrochemical Corp.	2,045,371
32,675	Syntel Inc.	2,039,247
38,400	Zebra Technologies Corp. - Class A (a)	1,441,536
		24,243,991
Materials - 6.3%
46,350	Carpenter Technology Corp.	2,425,032
90,725	Intrepid Potash Inc. (a)	1,948,773
93,050	Materion Corp.	2,214,590
67,950	Sensient Technologies Corp.	2,497,842
		9,086,237
Utilities - 4.3%
70,025	IDACORP Inc.	3,029,982
103,600	Westar Energy Inc.	3,072,776
		6,102,758
Total Common Stocks (cost $117,606,234)		140,069,406

Short Term Investments - 3.9%
Investment Company - 3.9%
5,568,500	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	5,568,500

Total Short Term Investments (cost $5,568,500)		5,568,500

Total Investments - 101.6% (cost $123,174,734)		145,637,906
Liabilities in excess of other assets - (1.6%)		(2,255,503)
NET ASSETS - 100%		$143,382,403

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2012.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2012 (Unaudited)

	SHORT- INTERMEDIATE BOND FUND	INCOME FUND
Assets:
Investments, at cost	$64,962,759	$66,716,385
Unrealized appreciation of investments	1,694,511	3,553,936
Total investments, at value	66,657,270	70,270,321
Cash	19,667	—
Interest and dividends receivable	497,710	434,424
Receivable for capital shares issued	169,198	298,162
Receivable for investments sold	338,567	225,711
Prepaid expenses	16,265	19,423
Total Assets	67,698,677	71,248,041
Liabilities:
Cash Overdraft	—	—
Distributions payable	142,340	176,046
Payable for investments purchased	583,596	583,596
Payable for capital shares redeemed	109,532	—
Accrued expenses and other payables:
Investment advisory fees	15,305	18,750
Administration fees payable to non-related parties	6,894	6,233
Administration fees payable to related parties	3,826	3,977
Shareholder service fees	13,029	15,865
Director fees	39	40
Other fees	16,032	15,084
Total liabilities	890,593	819,591
Net assets	$66,808,084	$70,428,450
Composition of Net Assets:
Capital	$69,528,216	$67,483,772
Accumulated (excess of distributions over) net investment income (loss)	(353,583)	279,136
Accumulated net realized gain (loss) from investments	(4,061,060)	(888,394)
Net unrealized appreciation on investments	1,694,511	3,553,936
Net Assets	$66,808,084	$70,428,450
Institutional Class:
Net assets	$49,795,484	$57,399,033
Shares of beneficial interest	5,201,163	5,465,349
Net asset value, offering and redemption price per share	$9.57	$10.50
Institutional Plus Class:
Net assets	$17,012,600	$13,029,417
Shares of beneficial interest	1,775,286	1,239,801
Net asset value, offering and redemption price per share	$9.58	$10.51

See accompanying Notes to Financial Statements.

	BALANCED FUND	CORE EQUITY FUND	LARGE CAP GROWTH FUND	GROWTH OPPORTUNITIES FUND	SMALL COMPANY FUND
Assets:
Investments, at cost	$53,106,168	$165,758,784	$45,222,636	$84,554,828	$123,174,734
Unrealized appreciation of investments	12,241,352	34,033,375	14,549,332	32,490,084	22,463,172
Total investments, at value	65,347,520	199,792,159	59,771,968	117,044,912	145,637,906
Cash	—	—	—	—	2,905
Interest and dividends receivable	289,188	226,321	44,726	11,202	130,249
Receivable for capital shares issued	169,450	223,592	18,074	274,753	163,062
Receivable for investments sold	—	—	—	—	—
Prepaid expenses	22,956	27,118	17,517	26,309	26,629
Total Assets	65,829,114	200,269,190	59,852,285	117,357,176	145,960,751
Liabilities:
Cash Overdraft	3,991	—	—	—	—
Distributions payable	—	—	—	—	—
Payable for investments purchased	—	—	—	922,805	1,451,604
Payable for capital shares redeemed	1,787	152,586	178,990	597,418	969,076
Accrued expenses and other payables:
Investment advisory fees	33,507	104,160	30,205	60,902	85,741
Administration fees payable to non-related parties	4,670	21,196	6,213	9,646	11,884
Administration fees payable to related parties	3,753	11,574	3,524	6,767	8,336
Shareholder service fees	24,495	28,797	8,849	35,351	22,302
Director fees	35	115	35	63	78
Other fees	16,793	46,880	14,861	26,663	29,327
Total liabilities	89,031	365,308	242,677	1,659,615	2,578,348
Net assets	$65,740,083	$199,903,882	$59,609,608	$115,697,561	$143,382,403
Composition of Net Assets:
Capital	$53,751,076	$172,271,656	$43,400,192	$81,093,897	$115,709,366
Accumulated (excess of distributions over) net investment income (loss)	(1,804)	3,632,451	219,942	(225,532)	899,648
Accumulated net realized gain (loss) from investments	(250,541)	(10,033,600)	1,440,142	2,339,112	4,310,217
Net unrealized appreciation on investments	12,241,352	34,033,375	14,549,332	32,490,084	22,463,172
Net Assets	$65,740,083	$199,903,882	$59,609,608	$115,697,561	$143,382,403
Institutional Class:
Net assets	$52,832,234	$53,515,895	$36,364,107	$74,997,842	$60,517,256
Shares of beneficial interest	3,409,149	6,234,005	3,984,287	5,003,177	3,220,781
Net asset value, offering and redemption price per share	$15.50	$8.58	$9.13	$14.99	$18.79
Institutional Plus Class:
Net assets	$12,907,849	$146,387,987	$23,245,501	$40,699,719	$82,865,147
Shares of beneficial interest	835,140	16,986,430	2,527,418	2,709,606	4,392,933
Net asset value, offering and redemption price per share	$15.46	$8.62	$9.20	$15.02	$18.86

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended September 30, 2012 (Unaudited)

	SHORT- INTERMEDIATE BOND FUND	INCOME FUND
Investment Income:
Interest	$1,089,949	$1,273,741
Dividend	9,835	75,426
Foreign tax withholding	—	—
Total Income	1,099,784	1,349,167
Expenses:
Investment advisory fees	165,662	204,194
Administration fees	51,055	52,227
Shareholder service fees - Institutional Class	62,396	69,432
Transfer agent fees	17,844	17,897
Registration and filing fees	12,822	9,170
Custodian fees	3,064	2,964
Chief compliance officer fees	4,365	4,483
Director fees	1,265	1,292
Other fees	15,111	14,282
Total expenses before waivers	333,584	375,941
Expenses waived by Adviser	(72,892)	(91,888)
Total Expenses	260,692	284,053
Net Investment Income (Loss)	839,092	1,065,114
Realized and Unrealized Gain (Loss) On Investments:
Net realized gain (loss) on investment transactions	106,431	475,216
Change in unrealized appreciation (depreciation) on investments	615,968	1,309,625
Net realized and unrealized gain (loss) on investments	722,399	1,784,841
Net increase (decrease) in net assets from operations	$1,561,491	$2,849,955

See accompanying Notes to Financial Statements.

	BALANCED FUND	CORE EQUITY FUND	LARGE CAP GROWTH FUND	GROWTH OPPORTUNITIES FUND	SMALL COMPANY FUND
Investment Income:
Interest	$372,730	$—	$—	$—	$—
Dividend	303,883	2,267,059	426,565	396,984	1,175,545
Foreign tax withholding	(894)	(9,916)	(3,086)	(2,363)	—
Total Income	675,719	2,257,143	423,479	394,621	1,175,545
Expenses:
Investment advisory fees	242,286	840,106	288,851	433,372	593,587
Administration fees	46,683	150,966	43,190	77,658	93,749
Shareholder service fees - Institutional Class	65,089	79,903	51,950	94,310	72,724
Transfer agent fees	40,472	30,878	17,834	30,858	25,137
Registration and filing fees	5,158	8,271	7,093	14,713	20,313
Custodian fees	3,888	3,228	2,930	3,009	3,000
Chief compliance officer fees	4,219	14,762	4,214	7,571	9,134
Director fees	1,226	4,396	1,269	2,238	2,678
Other fees	11,039	55,118	12,940	25,764	25,664
Total expenses before waivers	420,060	1,187,628	430,271	689,493	845,986
Expenses waived by Adviser	(40,381)	(134,417)	(96,283)	(69,340)	(90,784)
Total Expenses	379,679	1,053,211	333,988	620,153	755,202
Net Investment Income (Loss)	296,040	1,203,932	89,491	(225,532)	420,343
Realized and Unrealized Gain (Loss) On Investments:
Net realized gain (loss) on investment transactions	110,648	4,411,886	(526,509)	391,296	2,263,817
Change in unrealized appreciation (depreciation) on investments	67,587	(9,573,158)	(1,075,945)	(4,318,589)	(4,869,711)
Net realized and unrealized gain (loss) on investments	178,235	(5,161,272)	(1,602,454)	(3,927,293)	(2,605,894)
Net increase (decrease) in net assets from operations	$474,275	$(3,957,340)	$(1,512,963)	$(4,152,825)	$(2,185,551)

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	SHORT-INTERMEDIATE BOND FUND		INCOME FUND
	For the Six Months Ended September 30, 2012	For the Year Ended March 31, 2012(a)	For the Six Months Ended September 30, 2012	For the Year Ended March 31, 2012(b)
Operations:
Net investment income	$839,092	$1,836,534	$1,065,114	$2,066,661
Net realized gain (loss) from investment transactions	106,431	(242,017)	475,216	(385,662)
Change in unrealized appreciation (depreciation) on investments	615,968	242,635	1,309,625	2,178,083
Net increase (decrease) in net assets from operations	1,561,491	1,837,152	2,849,955	3,859,082
Distributions to Shareholders:
From net investment income
Institutional Class	(655,350)	(1,769,552)	(864,298)	(1,898,264)
Institutional Plus Class	(234,947)	(219,522)	(208,867)	(163,826)
From net realized gains on investments
Institutional Class	—	(96,000)	—	—
Institutional Plus Class	—	(29,322)	—	—
Change in net assets from distributions to shareholders	(890,297)	(2,114,396)	(1,073,165)	(2,062,090)
Capital Transactions:
Proceeds from shares issued
Institutional Class	4,176,739	10,853,153	6,514,187	15,368,729
Institutional Plus Class	1,800,877	19,060,890	1,265,222	12,344,646
Proceeds from dividends reinvested
Institutional Class	102,649	707,038	110,619	524,776
Institutional Plus Class	234,947	248,844	208,867	163,789
Cost of shares redeemed
Institutional Class	(4,836,513)	(29,842,775)	(5,077,611)	(19,729,917)
Institutional Plus Class	(1,126,092)	(3,515,516)	(703,468)	(676,982)
Change in net assets from capital transactions	352,607	(2,488,366)	2,317,816	7,995,041
Change in net assets	1,023,801	(2,765,610)	4,094,606	9,792,033
Net Assets:
Beginning of period	65,784,283	68,549,893	66,333,844	56,541,811
End of period	$66,808,084	$65,784,283	$70,428,450	$66,333,844
Accumulated (excess of distributions over) net investment income (loss)	$(353,583)	$(302,378)	$279,136	$287,187
Share Transactions Institutional Class:
Shares issued	439,048	1,144,027	624,741	1,505,324
Shares reinvested	10,795	74,583	10,621	51,822
Shares redeemed	(508,254)	(3,163,536)	(487,504)	(1,946,066)
Change in shares	(58,411)	(1,944,926)	147,858	(388,920)
Share Transactions Institutional Plus Class:
Shares issued	189,062	2,026,623	121,621	1,216,006
Shares reinvested	24,676	26,355	20,027	15,993
Shares redeemed	(118,309)	(373,121)	(67,587)	(66,259)
Change in shares	95,429	1,679,857	74,061	1,165,740

(a)	Institutional Plus Class shares of the Short-Intermediate Bond Fund, Balanced Fund, Large Cap Growth Fund and Growth Opportunities Fund commenced operations on October 14, 2011.
(b)	Institutional Plus Class shares of the Income Fund commenced operations on October 28, 2011.

See accompanying Notes to Financial Statements.

	BALANCED FUND		CORE EQUITY FUND		LARGE CAP GROWTH FUND
	For the Six Months Ended September 30, 2012	For the Year Ended March 31, 2012(a)	For the Six Months Ended September 30, 2012	For the Year Ended March 31, 2012	For the Six Months Ended September 30, 2012	For the Year Ended March 31, 2012(a)
Operations:
Net investment income	$296,040	$424,976	$1,203,932	$3,075,478	$89,491	$228,727
Net realized gain (loss) from investment transactions	110,648	1,191,539	4,411,886	(11,579,405)	(526,509)	4,939,583
Change in unrealized appreciation (depreciation) on investments	67,587	3,005,131	(9,573,158)	9,993,716	(1,075,945)	(1,937,607)
Net increase (decrease) in net assets from operations	474,275	4,621,646	(3,957,340)	1,489,789	(1,512,963)	3,230,703
Distributions to Shareholders:
From net investment income
Institutional Class	(230,573)	(363,642)	—	(547,085)	—	(162,348)
Institutional Plus Class	(77,746)	(68,740)	—	(1,442,342)	—	(85,774)
From net realized gains on investments
Institutional Class	—	—	—	—	—	(2,220,954)
Institutional Plus Class	—	—	—	—	—	(922,721)
Change in net assets from distributions to shareholders	(308,319)	(432,382)	—	(1,989,427)	—	(3,391,797)
Capital Transactions:
Proceeds from shares issued
Institutional Class	14,876,930	39,119,497	1,954,441	10,046,144	1,912,246	9,078,952
Institutional Plus Class	636,488	12,126,381	6,962,731	45,596,446	1,466,452	27,424,829
Proceeds from dividends reinvested
Institutional Class	220,912	356,763	—	192,636	—	1,456,164
Institutional Plus Class	77,746	68,740	—	1,442,342	—	1,008,495
Cost of shares redeemed
Institutional Class	(14,551,243)	(28,888,454)	(21,242,499)	(48,801,560)	(11,479,670)	(51,135,213)
Institutional Plus Class	(658,542)	(591,838)	(49,250,935)	(26,764,136)	(1,417,724)	(6,678,291)
Change in net assets from capital transactions	602,291	22,191,089	(61,576,262)	(18,288,128)	(9,518,696)	(18,845,064)
Change in net assets	768,247	26,380,353	(65,533,602)	(18,787,766)	(11,031,659)	(19,006,158)
Net Assets:
Beginning of period	64,971,836	38,591,483	265,437,484	284,225,250	70,641,267	89,647,425
End of period	$65,740,083	$64,971,836	$199,903,882	$265,437,484	$59,609,608	$70,641,267
Accumulated (excess of distributions over) net investment income (loss)	$(1,804)	$10,475	$3,632,451	$2,428,519	$219,942	$130,451
Share Transactions Institutional Class:
Shares issued	982,833	2,719,666	238,360	1,258,822	214,666	1,027,445
Shares reinvested	14,550	24,953	—	24,760	—	181,756
Shares redeemed	(978,899)	(2,058,344)	(2,532,752)	(6,252,007)	(1,293,899)	(5,718,505)
Change in shares	18,484	686,275	(2,294,392)	(4,968,425)	(1,079,233)	(4,509,304)
Share Transactions Institutional Plus Class:
Shares issued	42,111	867,045	851,350	5,805,974	164,443	3,179,407
Shares reinvested	5,121	4,608	—	184,916	—	124,954
Shares redeemed	(43,472)	(40,273)	(6,062,599)	(3,384,429)	(158,152)	(783,234)
Change in shares	3,760	831,380	(5,211,249)	2,606,461	6,291	2,521,127

See accompanying Notes to Financial Statements.

	GROWTH OPPORTUNITIES FUND		SMALL COMPANY FUND
	For the Six Months Ended September 30, 2012	For the Year Ended March 31, 2012(a)	For the Six Months Ended September 30, 2012	For the Year Ended March 31, 2012
Operations:
Net investment income (loss)	$(225,532)	$(529,164)	$420,343	$811,313
Net realized gain from investment transactions	391,296	5,016,832	2,263,817	8,628,619
Change in unrealized (depreciation) on investments	(4,318,589)	(2,231,082)	(4,869,711)	(3,514,429)
Net increase (decrease) in net assets from operations	(4,152,825)	2,256,586	(2,185,551)	5,925,503
Distributions to Shareholders:
From net investment income
Institutional Class	—	—	—	(199,305)
Institutional Plus Class	—	—	—	(333,873)
From net realized gains on investments
Institutional Class	—	—	—	(2,610,404)
Institutional Plus Class	—	—	—	(3,603,552)
Change in net assets from distributions to shareholders	—	—	—	(6,747,134)
Capital Transactions:
Proceeds from shares issued
Institutional Class	7,271,659	40,849,519	6,819,674	16,712,037
Institutional Plus Class	2,420,876	40,601,632	5,997,062	28,986,456
Proceeds from dividends reinvested
Institutional Class	—	—	—	1,669,577
Institutional Plus Class	—	—	—	3,937,425
Cost of shares redeemed
Institutional Class	(10,466,609)	(63,198,326)	(5,739,273)	(33,223,424)
Institutional Plus Class	(3,110,521)	(3,863,224)	(6,853,137)	(13,668,201)
Change in net assets from capital transactions	(3,884,595)	14,389,601	224,326	4,413,870
Change in net assets	(8,037,420)	16,646,187	(1,961,225)	3,592,239
Net Assets:
Beginning of period	123,734,981	107,088,794	145,343,628	141,751,389
End of period	$115,697,561	$123,734,981	$143,382,403	$145,343,628
Accumulated (excess of distributions over) net investment income (loss)	$(225,532)	$—	$899,648	$479,305
Share Transactions Institutional Class:
Shares issued	496,752	2,815,646	373,840	914,067
Shares reinvested	—	—	—	100,983
Shares redeemed	(711,224)	(4,646,275)	(312,585)	(1,868,599)
Change in shares	(214,472)	(1,830,629)	61,255	(853,549)
Share Transactions Institutional Plus Class:
Shares issued	165,966	3,027,300	331,524	1,645,778
Shares reinvested	—	—	—	237,258
Shares redeemed	(210,849)	(272,811)	(373,950)	(750,566)
Change in shares	(44,883)	2,754,489	(42,426)	1,132,470

(a)	Institutional Plus Class shares of the Short-Intermediate Bond Fund, Balanced Fund, Large Cap Growth Fund and Growth Opportunities Fund commenced operations on October 14, 2011.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding

		Investment Activities				Distributions to Shareholders from:						Ratios/Supplemental Data
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investments	Net Asset Value, End of Period	Total Return(a)		Net Assets, End of Period (000’s)	Expense to Average Net Assets(b)		Net Investment Income to Average Net Assets(b)		Expense to Average Net Assets*(b)	Portfolio Turnover(a)
SHORT-INTERMEDIATE BOND FUND
Institutional Class
09/30/12	$9.48	$0.12	(c)	$0.09	$0.21	$(0.12)	$—	$9.57	2.28%		$49,795	0.85%		2.46%		1.07%	19%
03/31/12	9.51	0.25	(c)	0.01	0.26	(0.27)	(0.02)	9.48	2.80		49,848	0.84		2.66		1.06	42
03/31/11	9.51	0.28	(c)	0.03	0.31	(0.31)	—	9.51	3.27		68,550	0.82		2.94		1.08	45
03/31/10	9.20	0.32	(c)	0.34	0.66	(0.35)	—	9.51	7.18		71,503	0.86		3.39		1.17	62
03/31/09	9.45	0.33		(0.14)	0.19	(0.39)	(0.05)	9.20	2.05		49,125	0.90		3.53		1.20	50
03/31/08	9.40	0.41		0.05	0.46	(0.41)	—	9.45	5.01	(d)	50,299	0.82	(d)	4.33	(d)	1.17	68
Institutional Plus Class
09/30/12	9.49	0.13	(c)	0.10	0.23	(0.14)	—	9.58	2.41		17,013	0.60		2.71		0.82	19
03/31/12(e)	9.40	0.13	(c)	0.12	0.25	(0.14)	(0.02)	9.49	2.62		15,936	0.61		2.98		0.83	42

INCOME FUND
Institutional Class
09/30/12	10.23	0.16	(c)	0.27	0.43	(0.16)	—	10.50	4.24		57,399	0.88		3.08		1.15	18
03/31/12	9.91	0.36	(c)	0.32	0.68	(0.36)	—	10.23	6.93		54,401	0.91		3.56		1.18	38
03/31/11	9.79	0.42	(c)	0.10	0.52	(0.40)	—	9.91	5.37		56,542	0.83		4.26		1.18	68
03/31/10	9.29	0.45	(c)	0.51	0.96	(0.46)	—	9.79	10.49		60,098	0.77		4.72		1.27	71
03/31/09	9.69	0.42		(0.39)	0.03	(0.43)	—	9.29	0.40		51,965	0.79		4.47		1.33	63
03/31/08	9.63	0.46		0.05	0.51	(0.45)	—	9.69	5.27	(d)	59,117	0.71	(d)	4.73	(d)	1.29	81
Institutional Plus Class
09/30/12	10.24	0.17	(c)	0.27	0.44	(0.17)	—	10.51	4.36		13,029	0.63		3.32		0.90	18
03/31/12(e)	10.14	0.15	(c)	0.10	0.25	(0.15)	—	10.24	2.47		11,933	0.66		3.45		0.93	38

BALANCED FUND
Institutional Class
09/30/12	15.39	0.07	(c)	0.11	0.18	(0.07)	—	15.50	1.08		52,832	1.22		0.86		1.35	12
03/31/12	14.27	0.13	(c)	1.12	1.25	(0.13)	—	15.39	8.82		52,199	1.25		0.93		1.38	25
03/31/11	12.44	0.22	(c)	1.82	2.04	(0.21)	—	14.27	16.56		38,591	1.22		1.67		1.37	34
03/31/10	8.70	0.17	(c)	3.74	3.91	(0.17)	—	12.44	45.17		29,898	1.37		1.57		1.53	70
03/31/09	12.36	0.24		(3.44)	(3.20)	(0.24)	(0.22)	8.70	(26.13)		21,861	1.35		2.28		1.51	60
03/31/08	14.69	0.18		(0.17)	0.01	(0.18)	(2.16)	12.36	(0.55	)(d)	31,376	1.30	(d)	1.32	(d)	1.51	83
Institutional Plus Class
09/30/12	15.36	0.08	(c)	0.11	0.19	(0.09)	—	15.46	1.27		12,908	0.97		1.12		1.10	12
03/31/12(e)	13.90	0.07	(c)	1.47	1.54	(0.08)	—	15.36	11.13		12,773	1.02		1.06		1.15	25

See accompanying Notes to Financial Statements.

		Investment Activities				Distributions to Shareholders from:								Ratios/Supplemental Data
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investments		Net Asset Value, End of Period	Total Return(a)		Net Assets, End of Period (000’s)	Expense to Average Net Assets(b)		Net Investment Income (Loss) to Average Net Assets(b)		Expense to Average Net Assets*(b)	Portfolio Turnover(a)
CORE EQUITY FUND
Institutional Class
09/30/12	$8.62	$0.04	(c)	$(0.08)	$(0.04)	$—		$—		$8.58	(0.46)%		$53,516	1.12%		0.89%		1.24%	14%
03/31/12	8.59	0.08	(c)	0.01	0.09	(0.06)		—		8.62	1.13		73,538	1.11		0.98		1.23	29
03/31/11	7.92	0.06	(c)	0.63	0.69	(0.02)		—		8.59	8.69		115,919	1.15		0.82		1.29	32
03/31/10	5.54	0.05	(c)	2.39	2.44	(0.06)		—		7.92	44.10		111,730	1.18		0.78		1.34	24
03/31/09	8.72	0.09		(3.07)	(2.98)	(0.09)		(0.11)		5.54	(34.36)		70,000	1.24		1.34		1.40	28
03/31/08	10.33	0.09		(0.32)	(0.23)	(0.09)		(1.29)		8.72	(3.25	)(d)	95,746	1.18	(d)	0.87	(d)	1.39	31
Institutional Plus Class
09/30/12	8.65	0.05	(c)	(0.08)	(0.03)	—		—		8.62	(0.35)		146,388	0.87		1.14		0.99	14
03/31/12	8.59	0.10	(c)	0.02	0.12	(0.06)		—		8.65	1.53		191,900	0.84		1.30		0.98	29
03/31/11(e)	8.17	0.03	(c)	0.39	0.42	—		—		8.59	5.14		168,306	0.85		1.43		1.01	32

LARGE CAP GROWTH FUND
Institutional Class
09/30/12	9.29	0.01	(c)	(0.17)	(0.16)	—		—		9.13	(1.72)		36,364	1.13		0.19		1.43	24
03/31/12	9.36	0.03	(c)	0.36	0.39	(0.03)		(0.43)		9.29	4.97		47,059	1.20		0.29		1.43	131
03/31/11	8.73	0.03	(c)	0.77	0.80	(0.02)		(0.15)		9.36	9.19		89,647	1.26		0.36		1.44	18
03/31/10	5.98	0.02	(c)	2.75	2.77	(0.02)		—		8.73	46.40		81,220	1.22		0.32		1.53	14
03/31/09	8.60	0.05		(2.62)	(2.57)	(0.05)		—		5.98	(29.94)		30,771	0.99		0.84		1.55	18
03/31/08(g)	10.00	0.00		(1.40)	(1.40)	—		—		8.60	(14.00)		23,509	1.95		0.03		2.41	6
Institutional Plus Class
09/30/12	9.35	0.02	(c)	(0.17)	(0.15)	—		—		9.20	(1.60)		23,246	0.88		0.45		1.18	24
03/31/12(e)	8.61	0.02	(c)	1.19	1.21	(0.04)		(0.43)		9.35	14.88		23,583	0.88		0.47		1.18	131

GROWTH OPPORTUNITIES FUND
Institutional Class
09/30/12	15.52	(0.03	)(c)	(0.50)	(0.53)	—		—		14.99	(3.41)		74,998	1.16		(0.48)		1.28	33
03/31/12	15.19	(0.08	)(c)	0.41	0.33	—		—		15.52	2.17		80,961	1.16		(0.55)		1.28	72
03/31/11	11.50	0.02	(c)	3.72	3.74	(0.05	)(f)	—		15.19	32.54		107,089	1.16		0.18		1.30	45
03/31/10	7.36	(0.01	)(c)	4.15	4.14	—		—		11.50	56.25		68,427	1.18		(0.11)		1.35	54
03/31/09	13.16	0.05		(4.44)	(4.39)	(0.02)		(1.39	)(f)	7.36	(33.91)		41,797	1.27		0.48		1.43	64
03/31/08	15.21	(0.02)		(0.69)	(0.71)	(0.05)		(1.29)		13.16	(5.50	)(d)	69,135	1.20	(d)	(0.17	)(d)	1.42	73
Institutional Plus Class
09/30/12	15.53	(0.02	)(c)	(0.49)	(0.51)	—		—		15.02	(3.28)		40,700	0.91		(0.23)		1.03	33
03/31/12(e)	13.31	(0.01	)(c)	2.23	2.22	—		—		15.53	16.68		42,774	0.93		(0.13)		1.05	72

See accompanying Notes to Financial Statements.

		Investment Activities				Distributions to Shareholders from:						Ratios/Supplemental Data
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investments	Net Asset Value, End of Period	Total Return(a)		Net Assets, End of Period (000’s)	Expense to Average Net Assets(b)		Net Investment Income to Average Net Assets(b)		Expense to Average Net Assets*(b)	Portfolio Turnover(a)
SMALL COMPANY FUND
Institutional Class
09/30/12	$19.11	$0.04	(c)	$(0.36)	$(0.32)	$—	$—	$18.79	(1.67)%		$60,517	1.22%		0.45%		1.35%	10%
03/31/12	19.37	0.09	(c)	0.59	0.68	(0.07)	(0.87)	19.11	4.25		60,370	1.22		0.47		1.35	30
03/31/11	16.56	0.11	(c)	3.89	4.00	(0.01)	(1.18)	19.37	24.83		77,747	1.26		0.64		1.41	28
03/31/10	9.90	0.06	(c)	6.66	6.72	(0.06)	—	16.56	68.04		64,737	1.34		0.47		1.50	30
03/31/09	15.65	0.12		(5.46)	(5.34)	(0.12)	(0.29)	9.90	(34.47)		30,051	1.43		0.88		1.59	32
03/31/08	19.47	0.06		(1.06)	(1.00)	(0.06)	(2.76)	15.65	(5.87	)(d)	39,676	1.35	(d)	0.37	(d)	1.56	27
Institutional Plus Class
09/30/12	19.16	0.06	(c)	(0.36)	(0.30)	—	—	18.86	(1.57)		82,865	0.97		0.70		1.10	10
03/31/12	19.38	0.13	(c)	0.60	0.73	(0.08)	(0.87)	19.16	4.51		84,974	0.96		0.74		1.10	30
03/31/11(e)	18.09	0.01	(c)	1.28	1.29	—	—	19.38	7.13		64,005	0.93		0.22		1.10	28

*                      Ratios excluding contractual waivers.

(a)              Not annualized for periods less than one year.

(b)              Annualized for periods less than one year.

(c)               Per share data calculated using average shares method.

(d)              As disclosed in the 2006 Annual Report, the U.S. Securities and Exchange Commission conducted an examination of First National Bank of Omaha (“FNBO”) related to past payments of certain marketing and other expenses.  Subsequently, FNBO agreed to pay the Funds $313,681, which was paid in December 2007.  This amount was allocated to each Fund based on the average net assets of the Fund on the date of the distribution.  During the year ended March 31, 2008, FNBO reimbursed amounts to the Funds for these marketing arrangements. The corresponding impact was an increase to the total returns of 0.06% for Short-Intermediate Bond Fund, Income Fund, Balanced Fund, Core Equity Fund, Growth Opportunities Fund and Small Company Fund and a decrease to the net expense ratios and an increase to the net income ratios of 0.06% for Short-Intermediate Bond Fund, Income Fund, Balanced Fund, Core Equity Fund and Small Company Fund and 0.07% for Growth Opportunities Fund.

(e)               Commencement of Operations of Institutional Plus Class shares was as follows: Core Equity Fund and Small Company Fund - December 17, 2010; Short-Intermediate Bond Fund, Balanced Fund, Large Cap Growth Fund and Growth Opportunities Fund - October 14, 2011; Income Fund — October 28, 2011.

(f)                Distribution amount for the Growth Opportunities Fund includes a return of capital distribution of $0.10 and $0.03 per share for the years ended March 31, 2009 and March 31, 2011, respectively.

(g)               Commencement of operations of Institutional Class shares for Large Cap Growth Fund was July 5, 2007.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2012 (Unaudited)

1. Organization

Tributary Funds, Inc. (the “Company”) was organized in October 1994 as a Nebraska corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company issuing its shares in series.  The Company consists of seven series, the Short-Intermediate Bond Fund, the Income Fund, the Balanced Fund, the Core Equity Fund, the Large Cap Growth Fund, the Growth Opportunities Fund and the Small Company Fund (collectively, the “Funds” and individually, a “Fund”).  Each series represents a distinct portfolio with its own investment objectives and policies.

All Funds offer Institutional Class and Institutional Plus Class shares without a sales charge.  The two classes differ principally in applicable minimum investment and shareholder servicing fees.  Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes.  Each share class also has different voting rights on matters affecting a single class.  No class has preferential dividend rights.

Under the Company’s organizational documents, the Company shall indemnify its Officers and Directors against certain liabilities arising out of the performance of their duties to the Company.  In addition, in the normal course of business, the Company may enter into contracts with its vendors and others that provide general indemnifications.  The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company.  However, based on experience, the Company expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Security Valuation

The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time.  In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market (foreign or domestic) on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE.  Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate market value.  Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation.  Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.

Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company’s Fair Value Committee (“Fair Value Committee”) pursuant to procedures established by the Company’s Board of Directors (“Board”).  Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Fair Value Committee’s own assumptions in determining fair value.  Factors used in determining fair value include, but are not limited to:  type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that

NOTES TO FINANCIAL STATEMENTS

September 30, 2012 (Unaudited)

influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

Under the Company’s pricing and valuation procedures, the Board has delegated the daily operational oversight of the securities valuation function to the Fair Value Committee, which consists of representatives from the Funds’ adviser, sub-adviser and representatives of Jackson Fund Services (“JFS” or “Co-Administrator”), a division of Jackson National Asset Management, LLC.  The Fair Value Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Fair Value Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Fair Valuation Committee’s determinations are subject to review by the Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Funds use a framework for measuring fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price).  One component of fair value is a three-tier fair value hierarchy.  The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 — includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 — includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 — includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair Value Committee’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.

To assess the continuing appropriateness of security valuations, the Co-Administrator regularly compares current day prices with prior day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Co-Administrator challenges the prices exceeding tolerance levels with the pricing service or broker.  To substantiate Level 3 unobservable inputs, the Adviser and Co-Administrator use a variety of techniques as appropriate, including, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

NOTES TO FINANCIAL STATEMENTS

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2012, by category:

	LEVEL 1 - Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Short-Intermediate Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$19,853,318	$310,449	$20,163,767
Corporate Bonds	—	25,020,993	—	25,020,993
Government and Agency Obligations	—	20,006,928	—	20,006,928
Preferred Stocks	473,000	—	—	473,000
Short Term Investments	992,582	—	—	992,582
Total	$1,465,582	$64,881,239	$310,449	$66,657,270
Income Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$18,441,793	$475,778	$18,917,571
Corporate Bonds	—	16,194,660	—	16,194,660
Government and Agency Obligations	—	31,358,895	—	31,358,895
Preferred Stock	498,800	—	—	498,800
Exchange Traded Funds	466,191	—	—	466,191
Investment Company	1,370,168	—	—	1,370,168
Short Term Investments	1,464,036	—	—	1,464,036
Total	$3,799,195	$65,995,348	$475,778	$70,270,321
Balanced Fund
Common Stocks	$39,872,331	$—	$—	$39,872,331
Corporate Bonds	—	14,549,067	—	14,549,067
Government and Agency Obligations	—	7,498,913	—	7,498,913
Short Term Investments	3,427,209	—	—	3,427,209
Total	$43,299,540	$22,047,980	$—	$65,347,520
Core Equity Fund
Common Stocks	$190,146,893	$—	$—	$190,146,893
Short Term Investments	9,645,266	—	—	9,645,266
Total	$199,792,159	$—	$—	$199,792,159
Large Cap Growth Fund
Common Stocks	$59,592,751	$—	$—	$59,592,751
Short Term Investments	179,217	—	—	179,217
Total	$59,771,968	$—	$—	$59,771,968
Growth Opportunities Fund
Common Stocks	$110,217,537	$—	$—	$110,217,537
Short Term Investments	6,827,375	—	—	6,827,375
Total	$117,044,912	$—	$—	$117,044,912
Small Company Fund
Common Stocks	$140,069,406	$—	$—	$140,069,406
Short Term Investments	5,568,500	—	—	5,568,500
Total	$145,637,906	$—	$—	$145,637,906

The Funds recognize transfers between levels as of the beginning of the period.  There were no material transfers into or out of Level 1, 2 or 3 during the period.  There were no material Level 3 valuations for which significant unobservable valuation inputs were developed at September 30, 2012.

NOTES TO FINANCIAL STATEMENTS

September 30, 2012 (Unaudited)

New Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board (“FASB”) released Accounting Standards Update (“ASU”) 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”.  ASU 2011-04 further clarifies fair value measurement principles and requires additional disclosures.  Effective for interim and annual reporting periods beginning after December 15, 2011, entities need to disclose the amounts and reasons for any transfers between Level 1 and Level 2 securities; quantitative information relating to significant observable inputs, a narrative description of the valuation process and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs for Level 3 fair valuation.  ASU 2011-04 is effective for the Funds in the current reporting period and the disclosures required under ASU 2011-04 are included in these Notes to Financial Statements.

Guarantees and Indemnifications

In the normal course of business, the Company may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities.  Each Fund’s maximum exposure under these arrangements is unknown.  However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Under the Company’s organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, certain of the Company’s contracts with service providers contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Securities Transactions, Investment Income and Foreign Taxes

Securities transactions are accounted for no later than one business day following trade date.  For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount.  Dividend income is recorded on the ex-dividend date.  Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes.  Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties.  Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without registering the transaction under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act.  Whether a restricted security is illiquid or not is determined pursuant to procedures established by the Board. Not all restricted securities are considered illiquid.  As of September 30, 2012, the Balanced Fund held the following Rule 144A security that was deemed illiquid:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Commonwealth Bank of Australia, 4.26%, 04/13/20	3/31/10	$500,000	$526,945	0.8%

Allocation of Expenses

Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another appropriate basis.  Expenses directly attributable to a class are charged directly to that class, while expenses attributable to both classes are allocated to each class based upon the ratio of net assets for each class as a percentage of total net assets.

NOTES TO FINANCIAL STATEMENTS

September 30, 2012 (Unaudited)

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly for the Short-Intermediate Bond and Income Funds.  The Balanced Fund declares and pays dividends from net investment income quarterly.  The Core Equity Fund, Large Cap Growth Fund, Growth Opportunities Fund and Small Company Fund declare and pay dividends from net investment income, if any, annually.  Distributions of net realized capital gains, if any, are declared and distributed at least annually for all the Funds only to the extent they exceeded available capital loss carryovers.  The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

3. Related Party Transactions and Fees and Agreements

Tributary Capital Management, LLC (“Tributary”), a subsidiary of First National Bank of Omaha (“FNBO”), which is a subsidiary of First National Bank of Nebraska, Inc., serves as the investment adviser to the Funds.  Each Fund pays a monthly fee at an annual rate of the following percentages of each Fund’s average daily net assets:  0.50% for the Short-Intermediate Bond Fund, 0.60% for the Income Fund, 0.75% for each of the Balanced Fund, Core Equity Fund and Growth Opportunities Fund, 0.90% for the Large Cap Growth Fund and 0.85% for the Small Company Fund.  First National Fund Advisers (“FNFA”), a division of FNBO, serves as the investment sub-adviser for the Balanced Fund, Short-Intermediate Bond Fund and Income Fund.

Tributary has contractually agreed to waive certain of its fees until July 31, 2013 at the annual rate of the following percentages of each Fund’s average daily net assets:  0.22% for the Short-Intermediate Bond Fund, 0.27% for the Income Fund, 0.13% for the Balanced Fund, 0.12% for the Core Equity Fund, 0.30% for the Large Cap Growth Fund, 0.12% for the Growth Opportunities Fund and 0.13% for the Small Company Fund.  None of the waived fees can be recaptured in subsequent periods.  The amounts waived for each Fund are recorded as expenses waived by adviser in each Fund’s Statement of Operations.

JPMorgan Chase Bank, N.A. serves as the custodian for each of the Funds.  DST Systems, Inc. serves as transfer agent for the Funds, whose functions include disbursing dividends and other distributions.  Tributary and JFS serve as co-administrators of the Funds.  As compensation for its administrative services, each co-administrator is entitled to a fee, calculated daily and paid monthly based on each Fund’s average daily net assets.  Tributary receives 0.07% of each Fund’s average daily net assets.  Beacon Hill Fund Services, Inc. provides the Funds’ Anti-Money Laundering Compliance Officer and Chief Compliance Officer services.

The Company has adopted an Administrative Services Plan, which allows the Funds’ Institutional Class shares to charge a shareholder services fee, pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions, that may include the advisers, their correspondent and affiliated banks, including FNBO (each a “Service Organization”).  Under the Administrative Services Plan, the Funds may enter into a Servicing Agreement with a Service Organization whereby such Service Organization agrees to provide certain record keeping and/or administrative support services for their customers or account holders who are the beneficial or record owner of the shares of a Fund.  The Funds maintain Servicing Agreements, one of which is with FNBO.  FNBO receives an annual fee at the rate of 0.25% of the average aggregate net asset value of the Funds held during the period by customers for whom they provided services under the Servicing Agreement.  The amounts charged to the Funds and paid to FNBO for shareholder service fees are reported within the Statements of Operations.

4. Investment Transactions

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government securities and short-term investments (maturing less than one year from acquisition), for the period ended September 30, 2012 were as follows:

	Purchases	Sales
Short-Intermediate Bond Fund	$9,638,533	$11,064,304
Income Fund	8,843,200	5,500,528
Balanced Fund	8,557,839	7,401,872
Core Equity Fund	29,628,270	88,330,241
Large Cap Growth Fund	15,392,732	23,918,657
Growth Opportunities Fund	36,338,427	41,171,574
Small Company Fund	16,570,323	14,253,799

NOTES TO FINANCIAL STATEMENTS

September 30, 2012 (Unaudited)

The aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities for the period ended September 30, 2012 were as follows:

	Purchases	Sales
Short-Intermediate Bond Fund	$4,176,270	$2,668,975
Income Fund	7,090,150	8,057,515
Balanced Fund	—	—

5. Capital Share Transactions

The Company is authorized to issue a total of 1,000,000,000 shares of common stock, 999,999,990 of which may be issued in series with a par value of $0.00001 per share.  The Board is empowered to allocate such shares among different series of the Company’s shares without shareholder approval.

6. Federal Income Taxes

The following information is presented on an income tax basis.  It is each Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders sufficient to relieve it from all, or substantially all, federal income taxes.  Therefore, no provision is made for federal income taxes.  Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates.

Differences between amounts reported for financial statements and federal income tax purposes are primarily due to timing and character difference in recognizing gains and losses on investment transactions.

To the extent the differences between the amounts recognized for financial statements and federal income tax purposes are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification.  Permanent differences may include but are not limited to the following: reclassifications related to Treasury Inflation-Protected Securities, market discount, premium and/or paydown securities, REIT securities, net operating losses, expired capital loss carryforwards and distribution adjustments.  These reclassifications have no impact on net assets.

As of September 30, 2012, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Short-Intermediate Bond Fund	$65,311,624	$1,825,457	$(479,811)	$1,345,646
Income Fund	66,759,650	4,717,277	(1,206,606)	3,510,671
Balanced Fund	53,299,557	12,403,500	(355,537)	12,047,963
Core Equity Fund	166,519,873	37,594,477	(4,322,191)	33,272,286
Large Cap Growth Fund	45,302,256	14,732,404	(262,692)	14,469,712
Growth Opportunities Fund	84,627,370	34,387,346	(1,969,804)	32,417,542
Small Company Fund	123,338,728	27,162,469	(4,863,291)	22,299,178

NOTES TO FINANCIAL STATEMENTS

September 30, 2012 (Unaudited)

The tax character of dividends and distributions paid during the Funds’ last fiscal year ended March 31, 2012 were as follows:

	Net Ordinary Income*	Net Long Term Capital Gains	Total Distributions Paid**
Short-Intermediate Bond Fund	$2,126,646	$—	$2,126,646
Income Fund	2,078,619	—	2,078,619
Balanced Fund	432,382	—	432,382
Core Equity Fund	1,989,427	—	1,989,427
Large Cap Growth Fund	395,094	2,996,703	3,391,797
Growth Opportunities Fund	—	—	—
Small Company Fund	1,741,493	5,005,642	6,747,135

*   Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

** Total distributions paid may differ from the Statement of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The Regulated Investment Company Modernization Act of 2010 (“Act”) was enacted on December 22, 2010.  In general, the provisions of the Act are effective for the Funds’ fiscal year ending March 31, 2012.  Under the Act, a Fund is permitted to carry forward capital losses for an unlimited period.  However, any losses incurred during post-enactment taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused.  Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses, and will not be considered exclusively short-term as under previous law.

At March 31, 2012, the Funds’ last fiscal year end, the following Funds had pre-enactment unused capital loss carryovers for U.S. federal income tax purposes, which may be used to offset future net realized capital gains. If not used, the capital loss carryovers will expire as follows:

	2013	2014	2015	2016	2017	2018	2019	2020	Total
Short-Intermediate Bond Fund	$—	$726,566	$1,593,824	$852,078	$577,072	$—	$—	$—	$3,749,540
Income Fund	—	—	694,575	267,178	—	—	—	—	961,753
Balanced Fund	—	—	—	—	—	167,801	—	—	167,801
Core Equity Fund	—	—	—	—	—	2,192,793	—	—	2,192,793

At March 31, 2012, the Funds’ last fiscal year end, the following Funds had post-enactment unused capital loss carryovers for U.S. federal income tax purposes, which may be used to offset future net realized capital gains and will be carried forward indefinitely and retain their character as follows:

	Short Term Capital Losses	Long Term Capital Losses
Short-Intermediate Bond Fund	$10,141	$393,995
Income Fund	—	328,436
Core Equity Fund	6,912,291	3,178,105

Under current tax law, certain capital losses realized after October 31 but before the end of the fiscal year (“Post-October losses”) may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended March 31, 2012, the Funds’ last fiscal year end, the following Funds deferred to April 1, 2012 Post-October capital losses of:

Post-October Losses
Core Equity Fund	$1,401,207
Large Cap Growth Fund	36

NOTES TO FINANCIAL STATEMENTS

September 30, 2012 (Unaudited)

The Funds comply with FASB Accounting Standards Codification (“ASC”) Topic 740, “Income Taxes.”  FASB ASC Topic 740 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Funds with tax positions not deemed to meet the “more-likely-than-not” threshold would be required to record a tax expense in the current year.  FASB ASC Topic 740 requires that management evaluate the tax position taken in returns for the tax years ended March 31, 2009 through March 31, 2012, which remain subject to examination by all major tax jurisdictions, including federal and the State of Nebraska.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no tax liability resulted from unrecognized tax benefits related to uncertain tax positions and therefore no provision for federal income tax was required in the Funds’ financial statements for the period ended September 30, 2012.

7. Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the footnotes.

ADDITIONAL FUND INFORMATION

September 30, 2012 (Unaudited)

Proxy Voting Policy

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-662-4203.  The information also is included in the Company’s Statement of Additional Information, which is available on the Funds’ website at www.tributaryfunds.com and on the Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available by writing to the Company at P.O. Box 219022, Kansas City, Missouri, 64141-6002, by calling 1-800-662-4203 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Company files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Forms N-Q are available free of charge on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Table of Shareholder Expenses

As a shareholder of the Funds, you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 4/01/12	Ending Account Value 9/30/12	Expense Paid During Period*	Expense Ratio During Period**	Beginning Account Value 4/01/12	Ending Account Value 9/30/12	Expense Paid During Period*	Expense Ratio During Period**
Short-Intermediate Bond Fund
Institutional Class	$1,000.00	$1,022.80	$4.31	0.85%	$1,000.00	$1,020.81	$4.31	0.85%
Institutional Plus Class	1,000.00	1,024.10	3.04	0.60	1,000.00	1,022.08	3.03	0.60
Income Fund
Institutional Class	1,000.00	1,042.40	4.51	0.88	1,000.00	1,020.66	4.46	0.88
Institutional Plus Class	1,000.00	1,043.60	3.23	0.63	1,000.00	1,021.92	3.19	0.63
Balanced Fund
Institutional Class	1,000.00	1,010.80	6.15	1.22	1,000.00	1,018.95	6.17	1.22
Institutional Plus Class	1,000.00	1,012.70	4.89	0.97	1,000.00	1,020.20	4.92	0.97
Core Equity Fund
Institutional Class	1,000.00	995.40	5.60	1.12	1,000.00	1,019.45	5.67	1.12
Institutional Plus Class	1,000.00	996.50	4.35	0.87	1,000.00	1,020.72	4.39	0.87
Large Cap Growth Fund
Institutional Class	1,000.00	982.80	5.62	1.13	1,000.00	1,019.40	5.72	1.13
Institutional Plus Class	1,000.00	984.00	4.38	0.88	1,000.00	1,020.66	4.46	0.88
Growth Opportunities Fund
Institutional Class	1,000.00	965.90	5.72	1.16	1,000.00	1,019.25	5.87	1.16
Institutional Plus Class	1,000.00	967.20	4.49	0.91	1,000.00	1,020.52	4.60	0.91
Small Company Fund
Institutional Class	1,000.00	983.30	6.07	1.22	1,000.00	1,018.95	6.17	1.22
Institutional Plus Class	1,000.00	984.30	4.83	0.97	1,000.00	1,020.18	4.93	0.97

*   Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** Annualized.

INVESTMENT ADVISORY AGREEMENT APPROVAL

September 30, 2012 (Unaudited)

Review and Approval of the Funds’ Advisory and Sub-Advisory Agreements

On May 22, 2012, the Board of Directors (the “Board”) of Tributary Funds, Inc. (the “Funds”), including all of the Directors who are not parties to any of the investment advisory or sub-advisory agreements for the Company or “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of any party to such agreements (the “Independent Directors”) voted to continue (i) the Investment Advisory Agreement dated May 3, 2010, between the Funds and Tributary Capital Management, LLC (“Tributary”), the investment adviser to the Funds (the “Tributary Agreement”) and (ii) the Investment Sub-Advisory Agreement dated May 4, 2010, between Tributary and First National Fund Advisers (“FNFA”), with respect to the Balanced Fund (the “FNFA Agreement”).  FNFA also serves as investment sub-adviser to the Short-Intermediate Bond Fund and the Income Fund (collectively with the Balanced Fund, the “FNFA Funds”).

Tributary Capital Management, LLC

In its deliberations, the Board did not identify any single piece of information that was controlling or determinative for its decision respecting the investment advisory agreement with Tributary.  However, the following are the Board’s conclusions respecting the material factors the Board considered when approving the continuance of the investment advisory agreement with Tributary.

Nature, Extent, and Quality of Services to be Provided.

The Board received and considered a variety of information pertaining to the nature, extent, and quality of services provided by Tributary.  The Board requested and evaluated Tributary’s organizational documents, including its registration with the SEC, which it found acceptable.  Representatives of Tributary were available and answered questions regarding their duties.  In its review of the nature, extent, and quality of services to be provided by Tributary to the Funds, the Board considered and concluded the following:

•                  The biographical information for each portfolio manager employed by Tributary who would be providing services under the Tributary Agreement had the breadth and depth of experience expected.

•                  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Funds are acceptable.

•                  There is an apparent absence of potential conflicts of interest in having Tributary serve as the investment adviser to the Funds.

•                  Tributary’s organization, resources, and research capabilities meet the Board’s expectation.

•                  Tributary’s portfolio transaction execution and soft dollar policies and practices were found to be adequate.

•                  Tributary’s policies and procedures for allocating transactions among accounts are appropriate.

•                  Tributary’s service offerings, including investment analysis, investment management, trading of portfolio securities, proxy voting, valuation of portfolio securities, administering the Funds’ business affairs, and providing accounting, legal, compliance, record-keeping, and related services meet the needs of the Funds.

After reviewing this information and discussing it with representatives of Tributary, the Board concluded that they were satisfied with the nature, extent, and quality of services provided by Tributary.

Investment Performance.

The Board recognized that the investment objective and principal investment strategies of the Funds are expected to continue substantially unchanged under the Tributary Agreement.  It was noted that the portfolio management team at Tributary managing the Funds would continue to manage such Funds. The Board reviewed the broadly assigned Morningstar peer group and a peer group hand selected by Lipper to provide a targeted group of funds as an appropriate benchmark for evaluating the performance to be achieved by Tributary for the Funds.  The Board noted that some of the Funds outperformed some comparable peer funds and some of the Funds underperformed their peer funds.   After reviewing and discussing the performance of the Funds and the Funds’ peer groups further, Tributary’s portfolio managers’ experience managing the Funds, Tributary’s historical investment performance, the Funds’ risk tolerance and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Funds and Tributary was satisfactory.

Cost of Services Provided and Profitability.

The Board reviewed the rate of Tributary’s current advisory fee in relation to the nature, extent, and quality of services to be provided by Tributary.  The Board noted the consistency of the advisory fees with current advisory fees charged by similar advisers for comparable funds with comparable objectives.  The Board also noted that the Funds’ expense ratios were in line with expense ratios of funds within their peer group.  Based on the foregoing, the Board concluded that the fees to be paid to Tributary, the costs of the services to be provided, and the profits that may be realized by Tributary, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Tributary and that they reflected charges within a range of what could have been negotiated at arm’s length.

Economies of Scale.

The Board also noted that Tributary could realize economies of scale and synergies of operations as it manages the Funds, but noted that the small number of investment professionals and limited amount of assets under management could limit such economies of scale.

Employment Arrangements.

The Board considered Tributary’s personnel, as well as its plans for attracting and retaining high quality investment professionals.  The Board reviewed each of these individuals’ biographies.  The Board also considered Tributary’s method for determining the compensation of each of the portfolio managers proposed to continue to be assigned to the Funds.  It was noted that Tributary offers a competitive compensation package that includes incentive bonus payments, firm contributions to 401K plans and continuing education.  Finally, it was noted that Tributary provides a workplace environment that is conducive to attracting and retaining high quality investment professionals.  The Board found this method to be consistent with methodologies used in the industry.

Legal Consideration.

The Board reviewed Tributary’s compliance program, including the procedures adopted and maintained by Tributary.  The Board noted that these procedures were in accordance with the Investment Advisers Act of 1940, as amended, and that the compliance program was consistent with the standards set forth under the 1940 Act.  The Board also reviewed Tributary’s Code of Ethics, which the Board found consistent with best practices.  The Board also considered Tributary’s internal controls in connection with its review of Tributary’s compliance program.  The Board noted that it was not aware of any pending or anticipated legal proceedings or investigations involving Tributary.

Other Considerations.

The Board also identified and considered benefits that could be anticipated to accrue to Tributary because of its relationship with the Funds, including enhanced marketing for Tributary’s overall investment advisory business, as well as certain additional fees paid to Tributary, including administrative and shareholder servicing fees.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of its Independent Directors, unanimously concluded that the terms of the Tributary Agreement are fair and reasonable and concluded that the fees to be charged by Tributary under its agreement are reasonable in light of the services that Tributary will provide to the Funds.

First National Fund Advisers

In its deliberations, the Board did not identify any single piece of information that was controlling or determinative for its decision respecting the investment sub-advisory agreement with FNFA.  However, the following are the Board’s conclusions respecting the material factors the Board considered when approving the continuance of the investment sub-advisory agreement with FNFA.

Nature, Extent, and Quality of Services to be Provided.

The Board received and considered a variety of information pertaining to the nature, extent, and quality of services to be provided by FNFA under the FNFA Agreement.  The Board requested and evaluated FNFA’s organizational documents, including its registration with the SEC, which it found acceptable.    Representatives of FNFA were available and answered questions regarding their duties.  In its review of the nature, extend, and quality of services provided by FNFA to the Balanced Fund, the Board considered and concluded the following:

•                  The biographical information for each portfolio manager employed by FNFA who would be providing services under the FNFA Agreement had the breadth and depth of experience expected.

•                  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the FNFA Funds are acceptable.

•                  There is an apparent absence of potential conflicts of interest in having FNFA serve as the investment sub-adviser to the FNFA Funds.

•                  FNFA’s organization, resources, and research capabilities meet the Board’s expectation.

•                  FNFA’s portfolio transaction execution and soft dollar policies and practices were found to be adequate.

•                  FNFA’s policies and procedures for allocating transactions among accounts are appropriate.

•                  FNFA’s service offerings, including investment analysis, investment management, trading of portfolio securities, proxy voting, and valuation of portfolio securities meet the needs of the FNFA Funds.

After reviewing this information and discussing it with representatives of FNFA, the Board concluded that they were satisfied with the nature, extent, and quality of services provided by FNFA.

Investment Performance.

The Board recognized that the investment objective and principal investment strategies of the FNFA Funds are expected to continue substantially unchanged under the FNFA Agreement.  It was noted that the portfolio management team at FNFA managing the FNFA Funds would continue to manage such funds. The Board reviewed the broadly assigned Morningstar peer group and a peer group hand selected by Lipper to provide a targeted group of funds as an appropriate benchmark for evaluating the performance to be achieved by FNFA for the FNFA Funds.  The Board noted that some of the FNFA Funds outperformed some comparable peer funds and some of the FNFA Funds underperformed their peer funds.  After reviewing and discussing the performance of the FNFA Funds and the FNFA Funds’ peer groups further, FNFA’s portfolio managers’ experience managing the FNFA Funds, FNFA’s historical investment performance, the FNFA Funds’ risk tolerance and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the FNFA Funds and FNFA was satisfactory.

Cost of Services Provided and Profitability.

The Board reviewed the rate of FNFA’s sub-advisory fee in relation to the nature, extent, and quality of services to be provided by FNFA.  The Board noted the consistency of the proposed sub-advisory fees with current sub-advisory fees charged by similar sub-advisers for comparable funds with comparable objectives.  The Board noted that the fees charged by FNFA would remain the same as the fees currently charged by FNFA and that Tributary — not the FNFA Funds — would pay the proposed sub-advisory fees to FNFA. The Board also noted that the FNFA Funds’ expense ratios were in line with expense ratios of funds within their peer group.

Based on the foregoing, the Board concluded that the fees to be paid to FNFA, the costs of the services to be provided, and the profits that may be realized by FNFA, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by FNFA and that they reflected charges within a range of what could have been negotiated at arm’s length.

Economies of Scale.

The Board also noted that FNFA could realize economies of scale and synergies of operations as it manages the FNFA Funds, but noted that the small number of investment professionals and limited amount of assets under management could limit such economies of scale.

Employment Arrangements.

The Board considered FNFA’s personnel as well as its plans for attracting and retaining high quality investment professionals.  The Board reviewed each of these individuals’ biographies.  The Board also considered FNFA’s method for determining the compensation of each of the portfolio managers.  It was noted that FNFA offers a competitive compensation package that includes incentive bonus payments, firm contributions to 401K plans and continuing education.  Finally, it was noted that FNFA provides a workplace environment that is conducive to attracting and retaining high quality investment professionals.  The Board found this method to be consistent with methodologies used by Tributary.

Legal Consideration.

The Board reviewed FNFA’s compliance program, including the procedures adopted and maintained by FNFA.  The Board noted that these procedures were in accordance with the Investment Advisers Act of 1940, as amended, and that the compliance program was consistent with the standards set forth under the 1940 Act.  The Board also reviewed FNFA’s Code of Ethics, which the Board found consistent with best practices.  The Board also considered FNFA’s internal controls in connection with its review of FNFA’s compliance program.  The Board noted that it was not aware of any pending or anticipated legal proceedings or investigations involving FNFA.

Other Considerations.

The Board also identified and considered benefits that could be anticipated to accrue to FNFA because of its relationship with the FNFA Funds, including enhanced marketing for FNFA’s overall investment advisory business, as well as certain additional fees paid to FNFA, including administrative and shareholder servicing fees.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of its Independent Directors, unanimously concluded that the terms of the FNFA Agreement are fair and reasonable and concluded that the fees to be charged by FNFA under its agreement are reasonable in light of the services that FNFA provided to the FNFA  Funds.

DIRECTORS AND OFFICERS

September 30, 2012 (Unaudited)

Overall, responsibility for management of the Company rests with its Board, which is elected by the shareholders of the Company.  The Company is managed by the Directors in accordance with the laws governing corporations in Nebraska. The Board oversees all of the Funds. Directors serve until their respective successors have been elected and qualified or until their earlier death, resignation or removal. The Directors elect the officers of the Company to supervise its day-to-day operations.

Information about the Directors and officers of the Company is set forth below.  The Funds’ Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 1-800-662-4203.

Name, Address(1), Age, and Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Robert A. Reed Age 73 Director	Indefinite; Since 1994.	President and Chief Executive Officer, Physicians Mutual Insurance Company and Physicians Life Insurance Company (1974 – present).	7	None.

Gary D. Parker Age 67 Director	Indefinite; Since 2005.	Retired.	7	None.

John J. McCartney Age 68 Director	Indefinite; Since 2010.	Retired. Executive Vice President and Chief Financial Officer, Zurich Insurance Group North America (August 2002 – June 2007).	7	None.

Interested Director

Stephen R. Frantz(2) Age 54 Director/President	Indefinite; Since 2010.	President, Tributary Capital Management, LLC (May 2010 – present); Chief Investment Officer, First Investment Group (January 2005 – May 2010); Chief Investment Officer, FNBO Fund Advisers (January 2005 – May 2010).	7	None.

Name, Address, Age, and Position(s) Held with Funds	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Officers

Daniel W. Koors(3) Age: 42 Treasurer	Indefinite; Since December 2009.

Chief Operating Officer of Jackson National Asset Management, LLC (“JNAM”) and Jackson Fund Services (“JFS”), a division of JNAM (2011 – present); Senior Vice President of JNAM and JFS (2009 – present); Formerly, Chief Financial Officer of JNAM and JFS (2007 – 2011); Assistant Vice President – Fund Administration of Jackson (2006 – 2009); Vice President of JNAM and JFS (2007 – 2008).

			N/A	N/A

Rodney L. Ruehle(4) Age: 44 Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; Since December 2009.	Director, Beacon Hill Fund Services, Inc. (2008 – present). Formerly, Vice President, CCO Services, Citi Fund Services, Inc. (2004 – 2008).	N/A	N/A

Megan E. Garcy(3) Age: 26 Secretary	Indefinite; Since October 2011.	Attorney of JNAM and JFS (2012 – Present). Formerly, Compliance Supervisor of JNAM and JFS (2010 – 2012).	N/A	N/A

(1) The address for all Directors is 1620 Dodge Street, Omaha, Nebraska 68102.

(2) As defined in the 1940 Act, Mr. Frantz is an “interested” director because he is an officer of Tributary Capital Management, LLC, which is the investment adviser for the Funds.

(3) The address for Mr. Koors and Ms. Garcy is 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606.

(4) The address for Mr. Ruehle is 4041 North High Street, Suite 402, Columbus, Ohio 43214.

Investment Adviser

This report has been prepared for the general information of Tributary Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Tributary Funds’ prospectus. The prospectus contains more complete information about Tributary Funds’ investment objectives, management fees and expenses, risks and operating policies. Please read the prospectus carefully before investing or sending money.

Tributary Capital Management, LLC
1620 Dodge Street, Stop 1089
Omaha, Nebraska 68197

Investment Sub-Adviser
(Short-Intermediate Bond Fund, Income Fund and Balanced Fund only)
First National Fund Advisers
215 West Oak Street, 4th Floor Fort
Collins, Colorado 80521	For more information
call 1-800-662-4203
Custodian	or write to:
JPMorgan Chase	Tributary Funds Service Center
4 New York Plaza, 12th Floor	P.O. Box 219022
New York, NY 10004	Kansas City, Missouri 64121-9022

Co-Administrators	or go to:
Jackson Fund Services	www.tributaryfunds.com
225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606	or email:
TributaryFunds@tributarycapital.com
Tributary Capital Management, LLC
1620 Dodge Street, Stop 1089
Omaha, Nebraska 68197

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, Nebraska 68130

Legal Counsel
Husch Blackwell LLP
1620 Dodge Street, Suite 2100
Omaha, Nebraska 68102

Compliance Services
Beacon Hill Fund Services, Inc.
4041 N. High Street, Suite 402
Columbus, Ohio 43214

Forward Motion. Momentum. Success.

1895-NLD-11/21/2012

TF-SAR-0912

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)           Included as a part of the report to shareholders filed under Item 1.

(b)           Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors since the registrant last disclosed such procedures.

Item 11. Controls and Procedures.

(a)                               The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)                               There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-

3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Not applicable to the semi-annual filing.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.
(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tributary Funds, Inc.

By:	/s/ Daniel W. Koors
Name:	Daniel W. Koors
Title:	Treasurer
Date:	December 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen R. Frantz
Name:	Stephen R. Frantz
Title:	President
Date:	December 6, 2012

By:	/s/ Daniel W. Koors
Name:	Daniel W. Koors
Title:	Treasurer
Date:	December 6, 2012

EXHIBIT LIST

Exhibit 12(a)(2)(a)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 12(a)(2)(b)	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Act.